UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23615

JOHCM Funds Trust

(Exact name of registrant as specified in charter)

53 State Street, 13th Floor

Boston, Massachusetts 02109

(Address of principal executive offices) (Zip code)

Mary Lomasney

53 State Street, 13th Floor

Boston, Massachusetts 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 933-0712

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL

REPORT

March 31, 2022

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

JOHCM FUNDS TRUST

TABLE OF CONTENTS

March 31, 2022

DEAR SHAREHOLDER:

I am pleased to present the JOHCM Funds Trust Semi-Annual Report for the six-months ended March 31, 2022. At the time I last wrote you in connection with the September 30, 2021 Annual Report, I reflected on the then recently completed reorganization of the JOHCM Funds into JOHCM Funds Trust and the benefits derived from the reorganization. I also commented on the then recently completed acquisition of Thompson, Siegel and Walmsley (“TSW”) by our parent company, Pendal Group Limited, and our excitement over the increased range of investment solutions that we would be able to offer to clients across the U.S. market. Since the time of the TSW acquisition, we have made available the TSW High Yield Bond Fund and the TSW Large Cap Value Fund to our clients and have launched the TSW Emerging Markets Fund. We continue to actively evaluate additional fund launches in JOHCM Funds Trust.

During the six-months ended March 31, 2022, the world continued to deal with the impacts from the COVID-19 pandemic, including managing the emergence of new variants, transitioning away from a work from home environment and supply chain disruptions. Additionally, the economic sanctions placed on Russia have contributed to a significant increase in energy and other commodity prices as well as inflationary pressure that will be a challenge for individuals and companies for the foreseeable future.

Against this backdrop, we reaffirm our commitment to attracting, developing and retaining the very best talent in our effort to deliver consistent performance and a superior experience for our clients.

We thank you for the continued trust and confidence that you have placed in us.

Respectfully submitted,

Nicholas Good

Chairman of the Board of Trustees

i

JOHCM FUNDS TRUST

JOHCM CREDIT INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	0.1%
Holding Companies-Diversified	0.1%
Austerlitz Acquisition Corp. II(a)		634	$6,257
CC Neuberger Principal Holdings III(a)		104	1,036
Northern Star Investment Corp. III(a)		211	2,070

			9,363

TOTAL COMMON STOCKS (Cost $9,505)			9,363

	Percentage of Net Assets	Principal Amount	Value
CONVERTIBLE BONDS	16.5%
Biotechnology	2.4%
Bridgebio Pharma, Inc. 2.25%, 02/01/29		$50,000	23,150
Innoviva, Inc. 2.50%, 08/15/25		100,000	129,900

			153,050

Internet	4.3%
Airbnb, Inc. 0.00%, 03/15/26		50,000	48,335
Spotify U.S.A., Inc. 0.00%, 03/15/26		180,000	153,383
Twitter, Inc. 0.00%, 03/15/26		90,000	76,293

			278,011

Media	4.6%
Liberty Broadband Corp. 2.75%, 09/30/50(b)		100,000	98,627
Liberty Latin America Ltd. 2.00%, 07/15/24		220,000	199,513

			298,140

Software	5.2%
Alteryx, Inc. 1.00%, 08/01/26		70,000	61,207
Envestnet, Inc. 0.75%, 08/15/25(b)		100,000	97,125
Fastly, Inc. 0.00%, 03/15/26		110,000	82,115
Splunk, Inc. 1.13%, 06/15/27		100,000	95,500

			335,947

TOTAL CONVERTIBLE BONDS (Cost $1,121,180)			1,065,148

CORPORATE BONDS	61.7%
Advertising	4.4%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/28(b)		300,000	283,929

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM CREDIT INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Aerospace/Defense	3.5%
Boeing (The) Co. 5.81%, 05/01/50		$110,000	$127,021
Hexcel Corp. 4.20%, 02/15/27		100,000	100,574

			227,595

Banks	3.1%
Bank of America Corp. (Variable, ICE LIBOR USD 3M + 2.66%) 4.30%, 01/28/25(c)		105,000	99,750
JPMorgan Chase & Co. (Variable, U.S. SOFR + 2.75%) 4.00%, 04/01/25(c)		105,000	99,015

			198,765

Commercial Services	1.6%
Graham Holdings Co. 5.75%, 06/01/26(b)		100,000	102,695

Diversified Financial Services	2.4%
Charles Schwab Corp. (The) (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%) 5.38%, 06/01/25(c)		150,000	154,500

Electrical Component & Equipments	4.1%
WESCO Distribution, Inc. 7.25%, 06/15/28(b)		250,000	265,534

Food	1.9%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc. 6.50%, 04/15/29(b)		100,000	106,000
Post Holdings, Inc. 5.75%, 03/01/27(b)		17,000	17,084

			123,084

Healthcare-Services	3.7%
Encompass Health Corp. 4.63%, 04/01/31		200,000	187,208
IQVIA, Inc. 5.00%, 10/15/26(b)		50,000	50,875

			238,083

Internet	16.6%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/27(b)		120,000	120,546
GrubHub Holdings, Inc. 5.50%, 07/01/27(b)		100,000	86,580
Netflix, Inc. 6.38%, 05/15/29		260,000	294,003
TripAdvisor, Inc. 7.00%, 07/15/25(b)		300,000	309,885
Uber Technologies, Inc. 8.00%, 11/01/26(b)		250,000	265,675

			1,076,689

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM CREDIT INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Machinery-Diversified	0.7%
Flowserve Corp. 3.50%, 10/01/30		$50,000	$47,353

Media	6.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/23(b)		50,000	49,979
5.38%, 06/01/29(b)		150,000	150,000
Paramount Global (Variable, ICE LIBOR USD 3M + 3.90%) 6.25%, 02/28/57(c)		100,000	100,798
Sirius XM Radio, Inc. 5.50%, 07/01/29(b)		100,000	101,500

			402,277

Packing & Containers	1.2%
Berry Global, Inc. 4.88%, 07/15/26(b)		75,000	75,750

Real Estate Investment Trusts	3.0%
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 02/01/27		160,000	169,000
SBA Communications Corp. 3.13%, 02/01/29		30,000	27,289

			196,289

Software	6.1%
MSCI, Inc. 4.00%, 11/15/29(b)		200,000	194,237
SS&C Technologies, Inc. 5.50%, 09/30/27(b)		200,000	201,503

			395,740

Transportation	3.2%
XPO Logistics, Inc. 6.25%, 05/01/25(b)		200,000	206,714

TOTAL CORPORATE BONDS (Cost $4,224,787)			3,994,997

FOREIGN ISSUER BONDS	5.0%
Beverages	1.6%
Bacardi Ltd. 4.70%, 05/15/28(b)		100,000	104,029

Oil & Gas	1.6%
BP Capital Markets PLC (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.04%) 4.38%, 06/22/25(c)		100,000	100,550

Telecommunications	1.8%
Altice France S.A. 8.13%, 02/01/27(b)		115,000	118,580

TOTAL FOREIGN ISSUER BONDS (Cost $343,433)			323,159

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM CREDIT INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	3.1%
Banks	0.7%
Morgan Stanley (Variable, ICE LIBOR USD 3M + 3.49%) 5.85%(c)		1,679	$43,906

Telecommunications	2.4%
2020 Cash Mandatory Exchangeable Trust (a)(b)		140	156,100

PREFERRED STOCKS (Cost $197,387)			200,006

CLOSED-END FUNDS	0.9%
Eagle Point Credit Co., Inc.		4,474	58,833

TOTAL CLOSED-END FUNDS (Cost $46,681)			58,833

SHORT-TERM INVESTMENTS	11.0%
Northern Institutional Treasury Portfolio (Premier Class), 0.12%(d)		711,271	711,271

TOTAL SHORT-TERM INVESTMENTS (Cost $711,271)			711,271

TOTAL INVESTMENTS (Cost $6,654,244)	98.3%		6,362,777
NET OTHER ASSETS (LIABILITIES)	1.7%		111,665

NET ASSETS	100.0%		$6,474,442

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)Floating rate security. The rate presented is the rate in effect at March 31, 2022, and the related index and spread are shown parenthetically for each security.

(d)7-day current yield as of March 31, 2022 is disclosed.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM CREDIT INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

At March 31, 2022 the JOHCM Credit Income Fund’s investments were concentrated as follows:

Country Allocation	Percentage of Net Assets
United States	90.2%
Chile	3.1
France	1.8
Bermuda	1.6
United Kingdom	1.6
Total	98.3%

5 Largest Security Positions
Issuer	% of Net Assets
TripAdvisor, Inc. 7.00%, 7/15/25	4.8%
Netflix, Inc. 6.38%, 5/15/29	4.6
Advantage Sales & Marketing, Inc. 6.50%, 11/15/28	4.4
Uber Technologies, Inc. 8.00%, 11/1/26	4.1
WESCO Distribution, Inc. 7.25%, 6/15/28	4.1

Total	22.0%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	92.9%
Brazil	8.4%
Ambev S.A. - ADR		4,009,192	$12,949,690
Petroleo Brasileiro S.A. - ADR		2,563,548	37,940,510
Suzano S.A. - ADR		1,000,440	11,625,113

			62,515,313

Canada	3.3%
Barrick Gold Corp.		996,551	24,445,396

China	24.7%
Anhui Conch Cement Co. Ltd. - Class H		3,103,109	15,903,381
China Oilfield Services. Ltd. - Class H		8,908,000	9,096,584
Country Garden Services Holdings Co. Ltd.		1,387,000	5,893,714
ENN Energy Holdings Ltd.		1,247,405	18,590,000
Jiangsu Expressway Co. Ltd. - Class H		3,996,982	4,177,524
Longfor Group Holdings Ltd.(a)		4,851,872	24,759,376
Proya Cosmetics Co. Ltd. - Class A		534,384	15,805,457
Tencent Holdings Ltd.		835,324	39,406,734
TravelSky Technology Ltd. - Class H		3,298,000	4,729,139
Trip.com Group Ltd.(b)		429,366	10,114,018
Tsingtao Brewery Co. Ltd. - Class H		1,637,536	12,962,924
Xinyi Energy Holdings Ltd.		3,002,948	1,818,495
Xinyi Solar Holdings Ltd.		9,933,440	17,455,028
Zhejiang Expressway Co. Ltd. - Class H		4,536,225	3,804,158

			184,516,532

Hong Kong	3.4%
China Resources Land Ltd.		1,665,176	7,718,527
Hong Kong Exchanges & Clearing Ltd.		321,051	15,130,162
Lee & Man Paper Manufacturing Ltd.		4,983,967	2,592,478

			25,441,167

India	12.7%
Apollo Tyres Ltd.		1,150,776	2,880,118
Container Corp. of India Ltd.		1,202,695	10,618,972
HDFC Bank Ltd. - ADR		395,475	24,254,482
Larsen & Toubro Ltd.		826,934	19,172,302
Mahindra & Mahindra Ltd.		1,411,991	14,937,135
State Bank of India		3,517,371	22,739,300

			94,602,309

Jersey	0.7%
Centamin PLC		4,193,722	5,016,318

Mexico	5.8%
Bolsa Mexicana de Valores S.A.B. de C.V.		2,708,622	5,727,734
Cemex S.A.B. de C.V. - ADR(b)		3,622,910	19,165,194
Megacable Holdings S.A.B. de C.V. - CPO		1,414,168	4,260,990
Wal-Mart de Mexico S.A.B. de C.V.		3,363,380	13,852,594

			43,006,512

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value

Russia	0.0%
Gazprom PJSC - ADR(c)		306,786	$—
Globaltrans Investment PLC - REG - GDR(c)		757,185	—

			—

South Africa	5.7%
FirstRand Ltd.		4,909,681	25,925,016
Mr Price Group Ltd.		1,120,133	16,534,063

			42,459,079

South Korea	17.5%
Cheil Worldwide, Inc.		521,251	10,098,490
Kangwon Land, Inc.(b)		323,842	7,391,747
Samsung Electronics Co. Ltd.		1,013,747	57,912,977
Samsung Electronics Co. Ltd. - REG - GDR		1,125	1,589,222
SK Hynix, Inc.		272,331	26,068,358
SK Square Co. Ltd.(b)		229,146	10,597,030
SK Telecom Co. Ltd.		354,462	16,589,790

			130,247,614

Taiwan	6.1%
Primax Electronics Ltd.		6,762,384	12,234,278
Taiwan Cement Corp.		4,469,000	7,772,454
Tong Yang Industry Co. Ltd.		5,251,643	5,875,554
Win Semiconductors Corp.		509,000	4,711,923
Yuanta Financial Holding Co. Ltd.		16,744,000	15,393,057

			45,987,266

United Arab Emirates	4.6%
Emaar Properties PJSC		18,150,842	29,502,460
Fertiglobe PLC		3,548,524	4,833,086

			34,335,546

TOTAL COMMON STOCKS (Cost $627,614,578)			692,573,052

PREFERRED STOCKS	3.6%
Brazil	3.6%
Azul S.A. - ADR(b)		626,152	9,423,587
Banco Bradesco S.A. - ADR, 0.82%(d)		1,509,265	7,002,990
Itau Unibanco Holding S.A. - ADR, 0.73%(d)		1,815,101	10,364,227

			26,790,804

TOTAL PREFERRED STOCKS (Cost $26,672,843)			26,790,804

TOTAL INVESTMENTS
(Cost $654,287,421)	96.5%		719,363,856
NET OTHER ASSETS (LIABILITIES)	3.5%		26,030,457

NET ASSETS	100.0%		$745,394,313

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)Non-income producing security.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt

CPO – Certificados de Partcipatión Ordinario

GDR – Global Depositary Receipt

REG – Registered

At March 31, 2022 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	9.4%
Consumer Discretionary	7.7
Consumer Staples	7.5
Energy	6.3
Financials	17.0
Industrials	6.3
Information Technology	18.2
Materials	12.3
Real Estate	9.1
Utilities	2.7
Total	96.5%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

At March 31, 2022 the JOHCM Emerging Markets Opportunities Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Banks	12.1%
Semiconductors	12.1
Real Estate	9.1
Internet	6.6
Building Materials	5.7
Oil & Gas	5.1
Diversified Financial Services	4.9
Retail	4.1
Mining	4.0
Beverages	3.5
Telecommunications	2.8
Energy-Alternate Sources	2.6
Engineering & Construction	2.6
Gas	2.5
Cosmetics/Personal Care	2.1
Auto Manufacturers	2.0
Commercial Services	1.7
Computers	1.6
Forest Products & Paper	1.6
Transportation	1.4
Investment Companies	1.4
Advertising	1.4
Airlines	1.3
Oil & Gas Services	1.2
Auto Parts & Equipment	1.2
Lodging	1.0
Chemicals	0.6
Packing & Containers	0.3
Total	96.5%

5 Largest Security Positions

Issuer	% of Net Assets
Samsung Electronics Co. Ltd.	7.8%
Tencent Holdings Ltd.	5.3
Petroleo Brasileiro S.A. - ADR	5.1
Emaar Properties PJSC	4.0
SK Hynix, Inc.	3.5
Total	25.7%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	94.8%
Austria	0.1%
Vienna Insurance Group A.G. Wiener Versicherung Gruppe		1,955	$50,521

Brazil	7.9%
Ambipar Participacoes e Empreendimentos S.A.		31,800	245,460
Cia Brasileira de Aluminio(a)		143,600	604,736
Empreendimentos Pague Menos S.A.(a)		184,700	374,362
Lojas Renner S.A.		79,800	460,928
Oncoclinicas do Brasil Servicos Medicos S.A.(a)		186,400	413,435
Petro Rio S.A.(a)		45,800	229,046
Santos Brasil Participacoes S.A.		378,900	606,425
Sinqia S.A.(a)		121,900	508,487
StoneCo. Ltd. - Class A(a)		16,931	198,093
Zenvia, Inc. - Class A(a)		23,232	141,715

			3,782,687

Canada	4.1%
Capstone Copper Corp.(a)		96,024	543,046
Dundee Precious Metals, Inc.		71,098	424,262
Neo Performance Materials, Inc.		21,978	267,572
Parex Resources, Inc.		27,549	565,238
Yamana Gold, Inc.		27,170	151,609

			1,951,727

Chile	1.0%
Cia Cervecerias Unidas S.A. - ADR		32,248	482,430

China	5.3%
China Datang Corp. Renewable Power Co. Ltd. - Class H		1,547,000	638,616
Chlitina Holding Ltd.		34,000	240,427
New Horizon Health Ltd.(a)(b)		63,000	181,895
Silergy Corp.		3,313	390,229
Sinopec Engineering Group Co. Ltd. - Class H		360,000	183,422
Uni-President China Holdings Ltd.		591,000	514,161
Xtep International Holdings Ltd.		272,500	408,854

			2,557,604

Czech Republic	1.0%
Moneta Money Bank A.S.(b)		113,270	459,135

Germany	0.6%
Krones A.G.		3,531	293,882

Greece	2.9%
Eurobank Ergasias Services and Holdings S.A.(a)		491,672	574,949
Mytilineos S.A.		28,456	464,901
Star Bulk Carriers Corp.		12,341	366,404

			1,406,254

Hong Kong	4.0%
China Power International Development Ltd.		277,000	146,087
CIMC Enric Holdings Ltd.		546,000	677,117

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value

Pax Global Technology Ltd.		376,000	$308,345
Towngas Smart Energy Co. Ltd.(a)		877,000	459,307
Truly International Holdings Ltd.		1,172,000	331,897

			1,922,753

Hungary	0.9%
Richter Gedeon Nyrt		19,944	420,645

India	17.9%
Apollo Tyres Ltd.		90,963	227,659
Aster DM Healthcare Ltd.(a)(b)		127,172	330,127
Astral Ltd.		8,632	228,480
Bata India Ltd.		15,716	405,175
Computer Age Management Services Ltd.		6,500	197,589
Dr Lal PathLabs Ltd.(b)		10,939	375,146
Finolex Cables Ltd.		4,600	22,717
Godrej Properties Ltd.(a)		14,443	316,296
Indian Energy Exchange Ltd.(b)		204,020	599,688
Ipca Laboratories Ltd.		32,661	457,583
KPIT Technologies Ltd.		110,994	870,296
Lemon Tree Hotels Ltd.(a)(b)		289,832	240,648
Narayana Hrudayalaya Ltd.(a)		70,585	692,023
NCC Ltd.		251,037	192,096
PNC Infratech Ltd.		107,083	364,230
PTC India Ltd.		200,233	216,353
PVR Ltd.(a)		25,216	632,299
Quess Corp. Ltd.(b)		46,229	400,312
Shriram Transport Finance Co. Ltd.		16,849	250,885
Varun Beverages Ltd.		61,333	756,777
VST Tillers Tractors Ltd.		10,178	320,885
WNS Holdings Ltd. - ADR(a)		5,771	493,363

			8,590,627

Indonesia	3.8%
Matahari Department Store Tbk PT		1,809,200	781,362
Merdeka Copper Gold Tbk PT(a)		1,536,400	484,772
Vale Indonesia Tbk PT		1,214,600	566,155

			1,832,289

Mexico	1.8%
Banco del Bajio S.A.(b)		216,300	593,874
Megacable Holdings S.A.B. de C.V. - CPO		89,200	268,766

			862,640

Norway	0.4%
Scatec ASA(b)		12,540	190,293

Philippines	1.3%
Metropolitan Bank & Trust Co.		433,970	477,542
Wilcon Depot, Inc.		312,100	162,908

			640,450

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value

Poland	1.4%
Bank Polska Kasa Opieki S.A.		13,882	$370,096
STS Holding S.A.(a)		77,031	315,226

			685,322

Russia	0.0%
Ozon Holdings PLC - ADR(a)(c)		7,516	—

Saudi Arabia	1.0%
United Electronics Co.		8,392	297,553
United International Transportation Co.		13,868	190,365

			487,918

South Africa	1.9%
Aspen Pharmacare Holdings Ltd.		19,240	260,443
Bidvest Group (The) Ltd.		20,254	309,317
Sappi Ltd.(a)		90,340	350,617

			920,377

South Korea	11.5%
Dentium Co. Ltd.		7,546	444,530
DGB Financial Group, Inc.		62,576	480,252
Ecopro BM Co. Ltd.		1,150	369,989
Eugene Technology Co. Ltd.		8,216	325,182
Hana Materials, Inc.		10,389	473,918
Hansol Chemical Co. Ltd.		1,707	343,352
Hyundai Mipo Dockyard Co. Ltd.(a)		6,435	413,547
Iljin Materials Co. Ltd.		3,017	238,616
KH Vatec Co. Ltd.		19,278	334,274
LX Semicon Co. Ltd.		3,969	472,164
Meritz Fire & Marine Insurance Co. Ltd.		8,366	326,527
PSK, Inc.		8,669	357,725
Samsung Engineering Co. Ltd.(a)		11,483	247,263
SKC Co. Ltd.		3,244	410,008
SL Corp.		14,735	297,653

			5,535,000

Taiwan	16.3%
Alchip Technologies Ltd.		27,300	1,041,667
Arcadyan Technology Corp.		101,000	424,382
ASPEED Technology, Inc.		4,050	456,791
Bizlink Holding, Inc.		27,000	277,891
Chailease Holding Co. Ltd.		63,307	557,083
E Ink Holdings, Inc.		120,000	761,398
Elite Material Co. Ltd.		45,000	401,361
Farglory Land Development Co. Ltd.		107,000	254,470
Fittech Co. Ltd.		50,000	336,477
Makalot Industrial Co. Ltd.		45,000	321,640
Merida Industry Co. Ltd.		32,000	281,271
Realtek Semiconductor Corp.		26,000	387,471

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value

Sino-American Silicon Products, Inc.		57,000	$348,832
Taiwan Business Bank		1,571,000	703,081
Taiwan Paiho Ltd.		103,000	257,430
Voltronic Power Technology Corp.		11,450	578,018
Winbond Electronics Corp.		388,000	417,669

			7,806,932

Thailand	6.7%
Bangkok Life Assurance PCL - NVDR		229,400	297,470
Central Plaza Hotel PCL(a)		79,300	95,633
Central Plaza Hotel PCL - REG(a)		134,600	162,937
Com7 PCL - REG		407,200	526,604
Fabrinet(a)		2,566	269,764
Humanica PCL		30,000	11,318
Humanica PCL - REG		754,500	285,916
JMT Network Services PCL		35,500	81,864
JMT Network Services PCL - REG		346,400	802,189
Land & Houses PCL		62,800	17,916
Land & Houses PCL - REG		1,577,500	450,714
Major Cineplex Group PCL - NVDR		366,400	219,778

			3,222,103

Turkey	0.6%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. - Class D(a)		252,868	263,435

United States	1.0%
Parade Technologies Ltd.		8,000	500,052

Uruguay	1.4%
Arcos Dorados Holdings, Inc. - Class A		81,198	660,140

TOTAL COMMON STOCKS (Cost $41,856,809)			45,525,216

EQUITY-LINKED SECURITIES	1.1%
India	1.1%
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/25(a)(b)		32,170	526,899

TOTAL EQUITY-LINKED SECURITIES (Cost $282,764)			526,899

PREFERRED STOCKS	0.9%
Brazil	0.9%
Gerdau S.A. - ADR, 2.43%(d)		66,814	429,614

TOTAL PREFERRED STOCKS (Cost $204,508)			429,614

TOTAL INVESTMENTS (Cost $42,344,081)	96.8%		46,481,729
NET OTHER ASSETS (LIABILITIES)	3.2%		1,530,507

NET ASSETS	100.0%		$48,012,236

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

(d)Current yield is disclosed. Dividends are calculated based on a percentage of issuer’s net income.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

Abbreviations:

ADR – American Depositary Receipt

CPO – Certificados de Partcipatión Ordinario

NVDR – Non-Voting Depositary Receipt

REG – Registered

At March 31, 2022 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	2.3%
Consumer Discretionary	12.3
Consumer Staples	4.9
Energy	1.7
Financials	13.8
Health Care	7.4
Industrials	15.2
Information Technology	23.5
Materials	10.1
Real Estate	2.2
Utilities	3.4
Total	96.8%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

At March 31, 2022 the JOHCM Emerging Markets Small Mid Cap Fund’s investments were concentrated as follows:

Market Exposure

Equity and Equity-Linked Securities	% of Net Assets

Semiconductors	10.0%
Retail	7.6
Banks	6.6
Commercial Services	6.0
Mining	5.8
Electric	4.3
Healthcare-Services	4.1
Electronics	3.9
Computers	3.3
Diversified Financial Services	3.1
Auto Parts & Equipment	2.9
Miscellaneous Manufacturing	2.8
Engineering & Construction	2.8
Beverages	2.6
Entertainment	2.4
Pharmaceuticals	2.4
Oil & Gas Services	1.8
Oil & Gas	1.7
Home Furnishings	1.6
Apparel	1.5
Telecommunications	1.4
Iron/Steel	1.4
Insurance	1.4
Machinery-Diversified	1.3
Real Estate	1.2
Food	1.1
Lodging	1.0
Home Builders	1.0
Gas	1.0
Healthcare-Products	0.9
Shipbuilding	0.9
Electrical Component & Equipments	0.8
Transportation	0.8
Forest Products & Paper	0.7
Chemicals	0.7
Auto Manufacturers	0.7
Leisure Time	0.6
Textiles	0.5
Environmental Control	0.5
Cosmetics/Personal Care	0.5
Metal Fabricate/Hardware	0.5
Energy-Alternate Sources	0.4
Software	0.3
Internet	0.0	(a)

Total	96.8%

5 Largest Security Positions
Issuer	% of Net Assets
Alchip Technologies Ltd.	2.2%
KPIT Technologies Ltd.	1.8
JMT Network Services PCL - REG	1.7
Matahari Department Store Tbk PT	1.7
E Ink Holdings, Inc.	1.6
Total	9.0%

(a)	Amount rounds to less than 0.1%.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	63.1%
Banks	2.6%
Credit Agricole S.A.		37,381	$446,596
FinecoBank Banca Fineco S.p.A.		29,367	446,019
Lloyds Banking Group PLC		386,666	236,716
Truist Financial Corp.		20,638	1,170,175

			2,299,506

Beverages	1.7%
Coca-Cola Europacific Partners PLC		20,062	975,214
Coca-Cola Femsa S.A.B. de C.V. - ADR		9,026	495,979

			1,471,193

Building Materials	1.5%
Cie de Saint-Gobain		7,015	417,463
CRH PLC		22,714	911,257

			1,328,720

Chemicals	3.4%
Air Products and Chemicals, Inc.		3,717	928,916
International Flavors & Fragrances, Inc.		6,474	850,230
Linde PLC		3,747	1,196,904

			2,976,050

Cosmetics/Personal Care	0.9%
Unilever PLC		18,325	829,568

Diversified Financial Services	2.7%
Azimut Holding S.p.A.		9,868	229,026
Charles Schwab (The) Corp.		9,546	804,823
CME Group, Inc.		831	197,662
Julius Baer Group Ltd.		4,314	250,241
Visa, Inc. - Class A		3,995	885,971

			2,367,723

Electric	1.4%
Terna Rete Elettrica Nazionale S.p.A.		144,203	1,240,236

Electrical Component & Equipments	1.0%
ABB Ltd. - REG		27,155	878,561

Food	1.5%
Danone S.A.		3,758	207,020
Nestle S.A. - REG		8,908	1,156,444

			1,363,464

Food Service	1.1%
Aramark		12,914	485,567
Compass Group PLC		22,041	475,007

			960,574

Gas	1.0%
Enagas S.A.		42,155	936,735

Healthcare-Products	1.5%
Thermo Fisher Scientific, Inc.		2,203	1,301,202

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Home Builders	1.0%
Sekisui House Ltd.		44,200	$857,018

Insurance	0.3%
Allianz S.E. - REG		1,045	249,540

Internet	4.0%
Alphabet, Inc. - Class C(a)		509	1,421,632
Meta Platforms, Inc. - Class A(a)		4,404	979,273
Naspers Ltd. - Class N		5,531	626,194
Zendesk, Inc.(a)		4,006	481,882

			3,508,981

Machinery-Diversified	0.6%
Deere & Co.		1,268	526,803

Media	0.3%
NOS SGPS S.A.		61,144	257,570

Mining	1.0%
Anglo American PLC		9,502	490,080
Royal Gold, Inc.		2,881	407,027

			897,107

Oil & Gas	1.8%
Eni S.p.A.		23,875	350,034
Repsol S.A.		61,205	804,789
TotalEnergies S.E.		9,067	460,048

			1,614,871

Oil & Gas Services	0.3%
Subsea 7 S.A.		24,963	232,101

Pharmaceuticals	5.4%
AstraZeneca PLC		7,977	1,057,840
GlaxoSmithKline PLC		23,359	503,712
Novartis A.G. - REG		13,477	1,181,953
Pfizer, Inc.		12,843	664,882
Roche Holding A.G. - ADR		18,174	897,977
Sanofi		4,456	454,442

			4,760,806

Pipelines	4.8%
Cheniere Energy, Inc.		3,805	527,563
Gaztransport Et Technigaz S.A.		6,066	679,646
ONEOK, Inc.		16,285	1,150,210
Pembina Pipeline Corp.		11,224	421,702
Williams Cos. (The), Inc.		44,789	1,496,401

			4,275,522

Real Estate	1.0%
Hang Lung Properties Ltd.		448,343	902,038
Hongkong Land Holdings Ltd.		79	385

			902,423

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Real Estate Investment Trusts	7.0%
Boston Properties, Inc.		3,719	$479,007
Champion REIT		819,000	371,520
Crown Castle International Corp.		5,073	936,476
Digital Realty Trust, Inc.		3,213	455,603
Douglas Emmett, Inc.		12,464	416,547
Frasers Logistics & Commercial Trust		840,249	901,567
Mapletree Industrial Trust		471,580	933,620
Suntec Real Estate Investment Trust		413,700	532,346
VICI Properties, Inc.		41,976	1,194,637

			6,221,323

Retail	1.6%
Cie Financiere Richemont S.A. - Class A - REG		2,687	340,842
Dollar Tree, Inc.(a)		6,760	1,082,614

			1,423,456

Semiconductors	4.3%
Infineon Technologies A.G.		38,292	1,308,186
NXP Semiconductors N.V.		3,984	737,359
ON Semiconductor Corp.(a)		15,073	943,720
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		7,459	777,675

			3,766,940

Software	6.7%
Activision Blizzard, Inc.		6,794	544,267
Bill.com Holdings, Inc.(a)		2,781	630,703
Microsoft Corp.		5,701	1,757,675
Momentive Global, Inc.(a)		26,603	432,565
Oracle Corp.		15,797	1,306,886
SAP S.E.		11,063	1,234,447

			5,906,543

Telecommunications	2.7%
AT&T, Inc.		39,189	926,036
BT Group PLC		177,482	423,012
Telefonica Deutschland Holding A.G.		86,100	235,171
Vodafone Group PLC		488,349	801,218

			2,385,437

TOTAL COMMON STOCKS (Cost $47,188,159)			55,739,973

	Percentage of Net Assets	Principal Amount	Value
CONVERTIBLE BONDS	6.0%
Internet	2.3%
Airbnb, Inc. 0.00%, 03/15/26		$510,000	493,013

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Spotify U.S.A., Inc. 0.00%, 03/15/26		$1,000,000	$852,131
Twitter, Inc. 0.00%, 03/15/26		770,000	652,729

			1,997,873

Media	0.9%
Liberty Latin America Ltd. 2.00%, 07/15/24		895,000	811,653

Software	2.8%
Alteryx, Inc. 1.00%, 08/01/26		760,000	664,525
Fastly, Inc. 0.00%, 03/15/26		1,360,000	1,015,240
Splunk, Inc. 1.13%, 06/15/27		840,000	802,200

			2,481,965

TOTAL CONVERTIBLE BONDS (Cost $5,771,735)			5,291,491

CORPORATE BONDS	16.3%
Advertising	1.5%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/28(b)		1,400,000	1,325,002

Aerospace/Defense	0.4%
Boeing (The) Co. 5.81%, 05/01/50		320,000	369,516

Banks	1.5%
Bank of America Corp. (Variable, ICE LIBOR USD 3M + 2.66%) 4.30%, 01/28/25(c)		450,000	427,500
JPMorgan Chase & Co. (Variable, U.S. SOFR + 2.75%) 4.00%, 04/01/25(c)		900,000	848,700

			1,276,200

Diversified Financial Services	0.6%
Charles Schwab Corp. (The) (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%) 5.38%, 06/01/25(c)		550,000	566,500

Electrical Component & Equipments	1.0%
WESCO Distribution, Inc. 7.25%, 06/15/28(b)		850,000	902,815

Healthcare-Services	0.7%
Encompass Health Corp. 4.63%, 04/01/31		500,000	468,020
IQVIA, Inc. 5.00%, 10/15/26(b)		150,000	152,625

			620,645

Internet	2.9%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/27(b)		420,000	421,913

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
GrubHub Holdings, Inc. 5.50%, 07/01/27(b)		$450,000	$389,610
Netflix, Inc. 6.38%, 05/15/29		505,000	571,044
TripAdvisor, Inc. 7.00%, 07/15/25(b)		1,130,000	1,167,233

			2,549,800

Media	3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/23(b)		750,000	749,681
5.38%, 06/01/29(b)		850,000	850,000
Paramount Global (Variable, ICE LIBOR USD 3M + 3.90%) 6.25%, 02/28/57(c)		250,000	251,995
Walt Disney (The) Co. 2.00%, 09/01/29		1,000,000	924,513

			2,776,189

Packing & Containers	0.4%
Berry Global, Inc. 4.88%, 07/15/26(b)		300,000	303,000

Real Estate Investment Trusts	3.0%
American Tower Corp. 3.65%, 03/15/27		900,000	897,595
Digital Realty Trust L.P. 3.60%, 07/01/29		850,000	846,148
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 02/01/27		700,000	739,375
SBA Communications Corp. 3.13%, 02/01/29		175,000	159,183

			2,642,301

Software	1.2%
MSCI, Inc. 4.00%, 11/15/29(b)		770,000	747,813
SS&C Technologies, Inc. 5.50%, 09/30/27(b)		325,000	327,442

			1,075,255

TOTAL CORPORATE BONDS (Cost $14,974,119)			14,407,223

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	3.0%
iShares Gold Trust(a)		36,376	1,339,728
SPDR Gold Shares(a)		7,439	1,343,855

TOTAL EXCHANGE TRADED FUNDS (Cost $2,040,189)			2,683,583

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets		Principal Amount	Value
FOREIGN ISSUER BONDS	1.8%
Media	0.8%
Videotron Ltd. 5.13%, 04/15/27(b)			$700,000	$708,383

Telecommunications	1.0%
Altice France S.A.,
8.13%, 02/01/27(b)			650,000	670,235
5.50%, 01/15/28(b)			200,000	185,340

				855,575

TOTAL FOREIGN ISSUER BONDS (Cost $1,642,066)				1,563,958

	Percentage of Net Assets		Shares	Value
PREFERRED STOCKS	2.3%
Beverages	0.5%
Embotelladora Andina S.A. - Class B 5.07%(d)			212,415	471,644

Semiconductors	0.8%
Samsung Electronics Co. Ltd. 2.31%(d)			12,875	665,944

Telecommunications	1.0%
2020 Cash Mandatory Exchangeable Trust (a)(b)			790	880,850

PREFERRED STOCKS (Cost $1,833,438)				2,018,438

WARRANTS	0.1%
Diversified Financial Services	0.1%
Forge Global Holdings, Inc., Exp. 12/09/25, Strike $11.50(a)			55,289	91,780

Retail	0.0%	(e)
Cie Financiere Richemont S.A., Exp. 11/22/23, Strike $67.00(a)			10,439	8,247

TOTAL WARRANTS (Cost $64,385)				100,027

CLOSED-END FUNDS	0.5%
Eagle Point Credit Co., Inc.			32,336	425,218

TOTAL CLOSED-END FUNDS (Cost $349,255)				425,218

SHORT-TERM INVESTMENTS	4.8%
Northern Institutional Treasury Portfolio (Premier Class), 0.12%(f)			4,279,055	4,279,055

TOTAL SHORT-TERM INVESTMENTS (Cost $4,279,055)				4,279,055

TOTAL INVESTMENTS (Cost $78,142,401)	97.9%			86,508,966
NET OTHER ASSETS (LIABILITIES)	2.1%			1,821,549

NET ASSETS	100.0%			$88,330,515

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)Floating rate security. The rate presented is the rate in effect at March 31, 2022, and the related index and spread are shown parenthetically for each security.

(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(e)Amount rounds to less than 0.1%.

(f)7-day current yield as of March 31, 2022 is disclosed.

Abbreviations:

ADR – American Depositary Receipt

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

REG – Registered

REIT – Real Estate Investment Trust

At March 31, 2022 the JOHCM Global Income Builder Fund’s investments were concentrated as follows:

Country Allocation	Percentage of Net Assets
United States	59.6%
United Kingdom	8.2
Switzerland	5.3
France	4.0
Germany	3.4
Singapore	2.7
Italy	2.6
Spain	2.0
Chile	1.4
Hong Kong	1.4
Canada	1.3
Ireland	1.0
Japan	1.0
Taiwan	0.9
Netherlands	0.8
South Korea	0.7
South Africa	0.7
Mexico	0.6
Portugal	0.3
Total	97.9%

5 Largest Security Positions

Issuer	% of Net Assets
Microsoft Corp.	2.0%
Williams Cos. (The), Inc.	1.7
Alphabet, Inc. - Class C	1.6
SPDR Gold Shares	1.6
iShares Gold Trust	1.5
Total	8.4%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM GLOBAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.4%
Australia	3.3%
Fortescue Metals Group Ltd.		1,060,498	$16,274,223

Denmark	5.2%
Novo Nordisk A/S - Class B		120,595	13,355,495
Orsted A.S.(a)		96,575	12,160,889

			25,516,384

Germany	1.5%
BioNTech S.E. - ADR(b)		44,521	7,593,502

Hong Kong	2.0%
Hong Kong Exchanges & Clearing Ltd.		209,544	9,875,174

Ireland	4.9%
Accenture PLC - Class A		35,879	12,099,475
Aptiv PLC(b)		99,876	11,956,156

			24,055,631

Italy	0.1%
Iveco Group N.V.(b)		105,073	682,753

Japan	9.6%
Keyence Corp.		25,373	11,796,616
Recruit Holdings Co. Ltd.		264,300	11,570,331
SBI Holdings, Inc.		478,300	12,087,538
Sony Group Corp.		119,100	12,292,428

			47,746,913

Netherlands	6.7%
ASML Holding N.V.		17,227	11,490,401
Koninklijke DSM N.V.		59,250	10,589,124
NXP Semiconductors N.V.		59,155	10,948,407

			33,027,932

Sweden	3.1%
Boliden AB		303,716	15,401,687

Taiwan	2.4%
MediaTek, Inc.		387,508	12,082,068

United Kingdom	5.2%
CNH Industrial N.V.		781,352	12,392,243
Linde PLC		41,715	13,325,022

			25,717,265

United States	54.4%
AGCO Corp.		82,050	11,981,762
Agilent Technologies, Inc.		87,628	11,595,813
Applied Materials, Inc.		97,054	12,791,717
Avantor, Inc.(b)		327,364	11,071,451
Catalent, Inc.(b)		104,106	11,545,355
Chart Industries, Inc.(b)		74,067	12,722,489
Estee Lauder Cos. (The), Inc. - Class A		39,559	10,772,707
Henry Schein, Inc.(b)		134,129	11,694,708

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM GLOBAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Intercontinental Exchange Inc.		102,549	$13,548,774
Intuit, Inc.		24,704	11,878,671
Keysight Technologies, Inc.(b)		75,228	11,883,767
Lam Research Corp.		21,489	11,552,701
Micron Technology, Inc.		165,458	12,887,524
Microsoft Corp.		43,403	13,381,579
Morningstar, Inc.		46,547	12,715,244
Nasdaq, Inc.		66,656	11,878,099
NVIDIA Corp.		45,869	12,515,815
ON Semiconductor Corp.(b)		184,831	11,572,269
S&P Global, Inc.		31,193	12,794,577
Thermo Fisher Scientific, Inc.		21,779	12,863,766
United Rentals, Inc.(b)		35,315	12,544,241
Wolfspeed, Inc.(b)		116,122	13,221,651

			269,414,680

TOTAL COMMON STOCKS (Cost $360,402,550)			487,388,212

TOTAL INVESTMENTS (Cost $360,402,550)	98.4%		487,388,212
NET OTHER ASSETS (LIABILITIES)	1.6%		8,075,023

NET ASSETS	100.0%		$495,463,235

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

At March 31, 2022 the industry sectors for the JOHCM Global Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	4.9%
Consumer Staples	2.2
Financials	14.7
Health Care	16.1
Industrials	12.5
Information Technology	34.3
Materials	11.2
Utilities	2.5
Total	98.4%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM GLOBAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

At March 31, 2022 the JOHCM Global Select Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Semiconductors	22.0%
Commercial Services	10.0
Machinery-Diversified	10.0
Diversified Financial Services	9.6
Healthcare-Products	7.2
Software	5.1
Chemicals	4.8
Electronics	4.7
Iron/Steel	3.3
Mining	3.1
Pharmaceuticals	2.7
Home Furnishings	2.5
Electric	2.5
Computers	2.5
Auto Parts & Equipment	2.4
Healthcare-Services	2.3
Cosmetics/Personal Care	2.2
Biotechnology	1.5
Total	98.4%

5 Largest Security Positions

Issuer	% of Net Assets
Fortescue Metals Group Ltd.	3.3%
Boliden AB	3.1
Intercontinental Exchange Inc.	2.8
Microsoft Corp.	2.7
Novo Nordisk A/S - Class B	2.7
Total	14.6%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.1%
Belgium	2.4%
Proximus SADP		3,247	$60,434

Canada	4.7%
Alimentation Couche-Tard, Inc.		2,112	95,147
Cameco Corp.		797	23,212

			118,359

Denmark	2.5%
Orsted A.S.(a)		498	62,709

France	12.7%
Publicis Groupe S.A.		1,144	69,494
Sanofi		1,010	103,004
Thales S.A.		889	112,258
TotalEnergies S.E.		775	39,323

			324,079

Germany	12.9%
Continental A.G.(b)		952	68,669
Deutsche Boerse A.G.		623	111,915
Henkel A.G. & Co. KGaA		799	52,960
SAP S.E.		414	46,196
Vitesco Technologies Group A.G.(b)		1,252	49,688

			329,428

Ireland	3.2%
CRH PLC		2,025	81,080

Italy	3.2%
Enel S.p.A.		12,291	82,080

Japan	8.7%
KDDI Corp.		1,207	39,645
Nippon Gas Co. Ltd.		4,300	52,298
Nippon Telegraph & Telephone Corp.		1,379	40,069
Nitori Holdings Co. Ltd.		300	37,675
Sugi Holdings Co. Ltd.		1,060	52,456

			222,143

Netherlands	4.7%
Heineken Holding N.V.		820	64,179
SBM Offshore N.V.		3,501	55,637

			119,816

Portugal	3.2%
Galp Energia SGPS S.A.		6,447	81,586

South Korea	2.3%
LG Household & Health Care Ltd.		83	58,303

Spain	3.0%
Iberdrola S.A.		6,993	76,114

Sweden	3.0%
Svenska Handelsbanken AB - Class A		8,335	76,708

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Switzerland	1.2%
Roche Holding A.G. (Genusschein)		74	$29,265

United Kingdom	24.0%
B&M European Value Retail S.A.		11,777	82,509
Beazley PLC		9,782	53,735
Compass Group PLC		3,021	65,106
Hargreaves Lansdown PLC		2,549	33,584
HomeServe PLC		6,031	66,455
Informa PLC(b)		8,119	63,720
Lancashire Holdings Ltd.		12,244	68,981
Reckitt Benckiser Group PLC		482	36,843
Rio Tinto PLC		—	—
Rio Tinto PLC		660	52,355
Shell PLC		3,183	87,353

			610,641

United States	2.4%
Philip Morris International, Inc.		652	61,249

TOTAL COMMON STOCKS (Cost $2,500,328)			2,393,994

TOTAL INVESTMENTS (Cost $2,500,328)	94.1%		2,393,994
NET OTHER ASSETS (LIABILITIES)	5.9%		149,839

NET ASSETS	100.0%		$2,543,833

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)Non-income producing security.

At March 31, 2022 the industry sectors for the JOHCM International Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	10.8%
Consumer Discretionary	11.9
Consumer Staples	16.6
Energy	11.3
Financials	13.6
Health Care	5.2
Industrials	7.0
Information Technology	1.8
Materials	5.2
Utilities	10.7
Total	94.1%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

At March 31, 2022 the JOHCM International Opportunities Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Retail	10.5%
Electric	8.7
Oil & Gas	8.2
Diversified Financial Services	5.7
Telecommunications	5.5
Pharmaceuticals	5.2
Insurance	4.8
Auto Parts & Equipment	4.7
Aerospace/Defense	4.4
Household Products/Wares	3.5
Building Materials	3.2
Banks	3.0
Mining	3.0
Advertising	2.7
Engineering & Construction	2.6
Food Service	2.6
Beverages	2.5
Media	2.5
Agriculture	2.4
Cosmetics/Personal Care	2.3
Oil & Gas Services	2.2
Distribution/Wholesale	2.1
Software	1.8
Total	94.1%

5 Largest Security Positions

Issuer	% of Net Assets
Thales S.A.	4.4%
Deutsche Boerse A.G.	4.4
Sanofi	4.1
Alimentation Couche-Tard, Inc.	3.8
Shell PLC	3.4
Total	20.1%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.6%
Australia	2.8%
Fortescue Metals Group Ltd.		20,778,998	$318,870,986

Canada	3.1%
First Quantum Minerals Ltd.		10,385,577	359,547,072

Denmark	4.8%
Novo Nordisk A/S - Class B		2,626,951	290,926,086
Orsted A/S(a)		2,090,824	263,280,126

			554,206,212

France	4.5%
L’Oreal S.A.		657,237	263,069,547
Schneider Electric S.E.		1,515,851	253,081,150

			516,150,697

Germany	6.2%
BioNTech S.E. - ADR(b)		1,140,549	194,532,037
Deutsche Boerse A.G.		1,576,396	283,181,836
Merck KGaA		1,169,943	245,019,855

			722,733,728

Hong Kong	2.0%
Hong Kong Exchanges & Clearing Ltd.		4,906,020	231,205,871

Ireland	6.5%
Accenture PLC - Class A		758,003	255,621,352
Aptiv PLC(b)		1,966,572	235,418,334
ICON PLC(b)		1,081,275	262,987,705

			754,027,391

Italy	2.3%
FinecoBank Banca Fineco S.p.A.		32,559	494,499
Iveco Group N.V.(b)		2,132,754	13,858,414
Tenaris S.A.		16,891,444	254,578,909

			268,931,822

Japan	19.4%
Advantest Corp.		3,202,800	251,216,792
Japan Exchange Group, Inc.		11,404,000	212,487,555
Keyence Corp.		527,026	245,029,111
ORIX Corp.		14,817,300	295,738,291
Recruit Holdings Co. Ltd.		5,755,700	251,968,800
SBI Holdings, Inc.		10,517,583	265,799,046
Sony Group Corp.		2,542,300	262,393,273
Tokyo Electron Ltd.		517,300	265,620,227
Z Holdings Corp.		47,940,900	208,153,169

			2,258,406,264

Netherlands	8.8%
ASML Holding N.V.		379,856	253,363,771
Koninklijke Ahold Delhaize N.V.		8,813,198	283,311,196

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Koninklijke DSM N.V.		1,418,138	$253,448,758
NXP Semiconductors N.V.		1,277,968	236,526,317

			1,026,650,042

South Korea	2.2%
SK Hynix, Inc.		2,656,581	254,296,074

Switzerland	8.6%
Alcon, Inc.		3,052,112	241,095,826
Lonza Group A.G. - REG		360,542	261,206,648
Roche Holding A.G. (Genusschein)		611,939	242,006,769
STMicroelectronics N.V.		5,957,043	258,781,124

			1,003,090,367

Taiwan	2.0%
MediaTek, Inc.		7,389,734	230,403,681

United Kingdom	20.0%
Anglo American PLC		6,771,992	349,275,549
Ashtead Group PLC		3,669,476	231,316,909
B&M European Value Retail S.A.		34,757,416	243,508,861
CNH Industrial N.V.		15,774,392	249,773,009
Compass Group PLC		11,691,829	251,971,441
Ferguson PLC		1,890,707	256,644,577
Linde PLC		929,406	299,492,743
London Stock Exchange Group PLC		1,796,030	187,641,561
Rio Tinto PLC		3,184,623	252,623,276

			2,322,247,926

United States	2.4%
S&P Global, Inc.		678,290	278,221,087

TOTAL COMMON STOCKS (Cost $9,038,804,013)			11,098,989,220

TOTAL INVESTMENTS (Cost $9,038,804,013)	95.6%		11,098,989,220
NET OTHER ASSETS (LIABILITIES)	4.4%		516,568,274

NET ASSETS	100.0%		$11,615,557,494

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

At March 31, 2022 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Communication Services	1.8%
Consumer Discretionary	8.5
Consumer Staples	4.7
Energy	2.2
Financials	15.1
Health Care	15.0
Industrials	10.8
Information Technology	19.4
Materials	15.8
Utilities	2.3
Total	95.6%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

At March 31, 2022 the JOHCM International Select Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets

Semiconductors	15.1%
Diversified Financial Services	12.7
Mining	8.3
Pharmaceuticals	6.7
Commercial Services	6.5
Chemicals	4.8
Healthcare-Services	4.5
Machinery-Diversified	4.3
Iron/Steel	2.7
Food	2.4
Electric	2.3
Cosmetics/Personal Care	2.3
Home Furnishings	2.2
Distribution/Wholesale	2.2
Computers	2.2
Metal Fabricate/Hardware	2.2
Electrical Component & Equipments	2.2
Food Service	2.2
Retail	2.1
Healthcare-Products	2.1
Auto Parts & Equipment	2.0
Internet	1.8
Biotechnology	1.7
Auto Manufacturers	0.1
Banks	0.0	(a)

Total	95.6%

(a)	Amount rounds to less than 0.1%

5 Largest Security Positions

Issuer	% of Net Assets
First Quantum Minerals Ltd.	3.1%
Anglo American PLC	3.0
Fortescue Metals Group Ltd.	2.8
Linde PLC	2.6
ORIX Corp.	2.6
Total	14.1%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
CLOSED-END FUNDS	1.0%
United Kingdom	1.0%
Syncona Ltd.(a)		54,900	$114,671

TOTAL CLOSED-END FUNDS (Cost $143,528)			114,671

COMMON STOCKS	92.7%
Austria	1.5%
Lenzing A.G.(a)		1,667	168,792

Belgium	4.7%
Umicore S.A.		11,949	516,163

Brazil	6.3%
Afya Ltd. - Class A(a)		23,105	332,943
YDUQS Participacoes S.A.		80,311	353,223

			686,166

Denmark	8.4%
Novo Nordisk A/S - Class B		5,013	555,173
Orsted A.S.(b)		2,845	358,247

			913,420

France	7.5%
Hoffmann Green Cement Technologies S.A.S.(a)		1,501	31,890
Sartorius Stedim Biotech		1,213	497,145
Valeo		16,058	295,031

			824,066

Germany	10.3%
Befesa S.A.(a)(b)		6,461	509,798
Carl Zeiss Meditec A.G. - Bearer		1,849	299,811
Duerr A.G.		10,556	312,254

			1,121,863

Indonesia	4.8%
Bank Rakyat Indonesia Persero Tbk PT		1,616,211	520,395

Japan	3.4%
Horiba Ltd.		6,791	371,172

Netherlands	9.0%
Alfen Beheer B.V.(a)(b)		4,915	498,522
QIAGEN N.V.(a)		10,006	491,152

			989,674

Norway	2.5%
TOMRA Systems ASA		5,455	278,034

Switzerland	4.6%
Lonza Group A.G. - REG		701	507,863

United Kingdom	6.0%
Abcam PLC(a)		24,401	440,841
Autolus Therapeutics PLC - ADR(a)		36,538	152,363
Home REIT PLC		22,322	36,321
Ilika PLC(a)		11,304	21,494

			651,019

See Notes to Financial Statements.

JOHCM FUNDS TRUST

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
United States	23.7%
Agilent Technologies, Inc.		3,372	$446,217
ANSYS, Inc.(a)		1,400	444,710
Ecolab, Inc.		655	115,647
Evoqua Water Technologies Corp.(a)		12,294	577,572
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		8,684	411,882
PTC, Inc.(a)		4,201	452,531
Xylem, Inc.		1,722	146,818

			2,595,377

TOTAL COMMON STOCKS (Cost $10,780,422)			10,144,004

TOTAL INVESTMENTS (Cost $10,923,950)	93.7%		10,258,675
NET OTHER ASSETS (LIABILITIES)	6.3%		688,459

NET ASSETS	100.0%		$10,947,134

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

REIT – Real Estate Investment Trust

At March 31, 2022 the industry sectors for the Regnan Global Equity Impact Solutions were:

Sector Allocation	% of Net Assets
Consumer Discretionary	8.9%
Financials	9.6
Health Care	31.0
Industrials	21.4
Information Technology	11.6
Materials	7.6
Real Estate	0.3
Utilities	3.3
Total	93.7%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

At March 31, 2022 the Regnan Global Equity Impact Solutions’ investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Environmental Control	12.5%
Healthcare-Products	11.8
Software	8.2
Electronics	7.7
Chemicals	7.3
Commercial Services	6.3
Biotechnology	5.4
Pharmaceuticals	5.1
Banks	4.7
Healthcare-Services	4.6
Engineering & Construction	4.5
Machinery-Diversified	4.2
Diversified Financial Services	3.8
Electric	3.3
Auto Parts & Equipment	2.7
Closed-End Funds	1.0
Real Estate Investment Trusts	0.3
Building Materials	0.3
Total	93.7%

5 Largest Security Positions

Issuer	% of Net Assets
Evoqua Water Technologies Corp.	5.3%
Novo Nordisk A/S - Class B	5.1
Bank Rakyat Indonesia Persero Tbk PT	4.8
Umicore S.A.	4.7
Befesa S.A.	4.7
Total	24.6%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.3%
Argentina	1.3%
MercadoLibre, Inc.(a)		100	$118,948

Brazil	6.8%
Ambev S.A.		64,500	208,631
B3 S.A. - Brasil Bolsa Balcao		42,000	138,587
Banco BTG Pactual S.A.(a)		37,000	202,367
Localiza Rent a Car S.A.		7,000	89,833

			639,418

Canada	0.6%
Fairfax India Holdings Corp.(a)(b)		5,000	61,450

China	20.0%
Alibaba Group Holding Ltd.(a)		22,000	301,120
Hainan Meilan International Airport Co. Ltd. - Class H(a)		24,000	54,526
JD.com, Inc. - Class A(a)		476	13,941
Lenovo Group Ltd.		194,000	210,405
NetEase, Inc.		20,000	360,553
Postal Savings Bank of China Co. Ltd. - Class H(b)		124,000	100,111
Sinotruk Hong Kong Ltd.		88,000	133,838
Tencent Holdings Ltd.		10,000	471,754
Yum China Holdings, Inc.		2,300	95,542
Zijin Mining Group Co. Ltd. - Class H		90,000	137,808

			1,879,598

Czech Republic	1.6%
CZG - Cezka zbrojovka Group S.E.		5,500	152,805

Egypt	1.4%
Commercial International Bank Egypt S.A.E. - REG - GDR(a)		55,000	128,635

Georgia	0.5%
Georgia Capital PLC(a)		5,600	46,119

Greece	3.7%
Motor Oil Hellas Corinth Refineries S.A.		10,000	155,321
OPAP S.A.		13,000	189,120

			344,441

Hong Kong	3.0%
China Resources Cement Holdings Ltd.		150,000	124,566
Kingboard Holdings Ltd.		32,000	154,890

			279,456

Hungary	1.7%
Richter Gedeon Nyrt		7,500	158,185

India	7.0%
ICICI Bank Ltd. - ADR		13,000	246,220
Reliance Industries Ltd. - GDR(b)		6,000	410,057

			656,277

Kazakhstan	0.5%
Kaspi.KZ JSC - REG - GDR		1,000	49,375

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Malaysia	2.6%
My EG Services Bhd		1,007,800	$243,141

Mexico	5.7%
Becle S.A.B. de C.V.		75,000	184,578
Fibra Uno Administracion S.A. de C.V.		152,000	178,059
Qualitas Controladora S.A.B. de C.V.		30,000	171,931

			534,568

Philippines	0.8%
Wilcon Depot, Inc.		140,000	73,076

Poland	2.7%
LiveChat Software S.A.		4,500	109,206
Warsaw Stock Exchange		15,000	145,539

			254,745

Singapore	1.1%
Sea Ltd. - ADR(a)		900	107,811

South Africa	4.4%
Aspen Pharmacare Holdings Ltd.		3,500	47,378
Naspers Ltd. - Class N		1,500	169,823
Sibanye Stillwater Ltd.		48,000	194,969

			412,170

South Korea	14.3%
AfreecaTV Co. Ltd.		1,000	121,212
Fila Holdings Corp.		6,000	154,744
Hugel, Inc.(a)		400	45,663
LG Chem Ltd.		300	130,067
NICE Information Service Co. Ltd.		8,000	129,614
Osstem Implant Co. Ltd.**		1,300	91,833
Samsung Electronics Co. Ltd.		7,600	434,170
Shinhan Financial Group Co. Ltd.		7,000	238,750

			1,346,053

Switzerland	1.6%
Wizz Air Holdings PLC(a)(b)		4,000	150,359

Taiwan	9.9%
Chailease Holding Co. Ltd.		10,000	87,997
Simplo Technology Co. Ltd.		19,000	205,331
Taiwan Semiconductor Manufacturing Co. Ltd.		31,000	640,907

			934,235

Thailand	3.0%
Bangkok Bank PCL - REG		40,000	163,875
CP ALL PCL - REG		60,000	117,293

			281,168

Turkey	2.0%
KOC Holding A.S.		37,000	99,384
Turkiye Sise ve Cam Fabrikalari A.S.		87,000	89,673

			189,057

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
United States	2.1%
Liberty Latin America Ltd. - Class C(a)		8,000	$76,720
Millicom International Cellular S.A.(a)		5,000	126,050

			202,770

TOTAL COMMON STOCKS (Cost $9,611,334)			9,243,860

TOTAL INVESTMENTS (Cost $9,611,334)	98.3%		9,243,860
NET OTHER ASSETS (LIABILITIES)	1.7%		160,714

NET ASSETS	100.0%		$9,404,574

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REG – Registered

At March 31, 2022 the industry sectors for the TSW Emerging Markets Fund were:

Sector Allocation	% of Net Assets
Communication Services	13.4%
Consumer Discretionary	11.9
Consumer Staples	5.4
Energy	6.0
Financials	18.9
Health Care	3.7
Industrials	9.6
Information Technology	21.2
Materials	6.3
Real Estate	1.9
Total	98.3%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

At March 31, 2022 the TSW Emerging Markets Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets

Internet	16.5%

Semiconductors	11.4

Banks	9.3

Diversified Financial Services	6.6

Oil & Gas	6.0

Software	5.5

Beverages	4.2

Mining	3.5

Retail	3.0

Chemicals	3.0

Commercial Services	2.3

Computers	2.2

Pharmaceuticals	2.2

Electronics	2.2

Entertainment	2.0

Real Estate Investment Trusts	1.9

Insurance	1.8

Apparel	1.7

Miscellaneous Manufacturing	1.6

Airlines	1.6

Auto Manufacturers	1.4

Telecommunications	1.4

Building Materials	1.3

Holding Companies-Diversified	1.1

Healthcare-Products	1.0

Housewares	1.0

Media	0.8

Investment Companies	0.7

Engineering & Construction	0.6

Biotechnology	0.5

Total	98.3%

5 Largest Security Positions

Issuer	% of Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	6.8%

Tencent Holdings Ltd.	5.0

Samsung Electronics Co. Ltd.	4.6

Reliance Industries Ltd. - GDR	4.4

NetEase, Inc.	3.9

Total	24.7%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value

CORPORATE BONDS	82.2%
Aerospace/Defense	0.4%
TransDigm, Inc. 8.00%, 12/15/25(a)		$50,000	$52,289

Auto Parts & Equipment	1.9%
Clarios Global L.P./Clarios U.S. Finance Co. 6.25%, 05/15/26(a)		224,000	230,440

Banks	1.6%
Freedom Mortgage Corp. 6.63%, 01/15/27(a)		200,000	185,444

Building Materials	1.8%
Eco Material Technologies, Inc. 7.88%, 01/31/27(a)		125,000	124,303
Patrick Industries, Inc. 4.75%, 05/01/29(a)		100,000	86,000

			210,303

Commercial Services	9.9%
Alta Equipment Group, Inc. 5.63%, 04/15/26(a)		200,000	190,090
Carriage Services, Inc. 4.25%, 05/15/29(a)		250,000	232,855
CoreCivic, Inc. 8.25%, 04/15/26		75,000	77,250
Herc Holdings, Inc. 5.50%, 07/15/27(a)		250,000	253,500
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/28(a)		150,000	146,789
Rent-A-Center, Inc. 6.38%, 02/15/29(a)		300,000	274,500

			1,174,984

Diversified Financial Services	10.2%
Burford Capital Global Finance LLC 6.25%, 04/15/28(a)		300,000	304,560
Enova International, Inc. 8.50%, 09/15/25(a)		200,000	199,250
ILFC E-Capital Trust I 4.05%, 12/21/65(a)(b)		150,000	118,500
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/29(a)		175,000	165,832
PRA Group, Inc. 5.00%, 10/01/29(a)		200,000	189,544
StoneX Group, Inc. 8.63%, 06/15/25(a)		100,000	104,126
World Acceptance Corp. 7.00%, 11/01/26(a)		150,000	132,045

			1,213,857

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value

Energy-Alternate Sources	4.0%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 01/15/26(a)		$200,000	$205,626
Renewable Energy Group, Inc. 5.88%, 06/01/28(a)		250,000	268,532

			474,158

Entertainment	2.8%
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)		80,000	78,000
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/01/26(a)		100,000	96,050
Scientific Games International, Inc. 7.00%, 05/15/28(a)		150,000	155,474

			329,524

Food	6.2%
Chobani LLC/Chobani Finance Corp., Inc. 4.63%, 11/15/28(a)		250,000	230,625
Fresh Market (The), Inc. 9.75%, 05/01/23(a)		160,000	156,932
Performance Food Group, Inc. 5.50%, 10/15/27(a)		150,000	149,280
United Natural Foods, Inc. 6.75%, 10/15/28(a)		200,000	205,000

			741,837

Healthcare-Services	1.9%
Tenet Healthcare Corp. 6.25%, 02/01/27(a)		225,000	230,984

Home Builders	3.0%
Forestar Group, Inc. 5.00%, 03/01/28(a)		175,000	164,062
Installed Building Products, Inc. 5.75%, 02/01/28(a)		200,000	195,000

			359,062

Iron/Steel	3.5%
Allegheny Ludlum LLC 6.95%, 12/15/25		399,000	420,945

Leisure Time	6.6%
Carnival Corp. 7.63%, 03/01/26(a)		175,000	176,143
NCL Corp. Ltd. 5.88%, 03/15/26(a)		200,000	190,032
Vista Outdoor, Inc. 4.50%, 03/15/29(a)		312,000	287,040
VOC Escrow Ltd. 5.00%, 02/15/28(a)		150,000	139,499

			792,714

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value

Lodging	3.6%
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		$250,000	$240,625
Travel + Leisure Co. 6.60%, 10/01/25		175,000	185,874

			426,499

Media	0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/32(a)		100,000	91,470

Oil & Gas	2.2%
Colgate Energy Partners III LLC 5.88%, 07/01/29(a)		250,000	257,737

Oil & Gas Services	2.1%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.25%, 04/01/28(a)		250,000	246,398

Pharmaceuticals	1.9%
AdaptHealth LLC 5.13%, 03/01/30(a)		250,000	232,188

Pipelines	4.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/25(a)		100,000	104,561
Genesis Energy L.P./Genesis Energy Finance Corp. 8.00%, 01/15/27		225,000	231,459
NuStar Logistics L.P. 6.00%, 06/01/26		250,000	252,811

			588,831

Real Estate	1.6%
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/29(a)		200,000	188,500

Retail	7.9%
Bath & Body Works, Inc. 6.69%, 01/15/27		150,000	159,356
BlueLinx Holdings, Inc. 6.00%, 11/15/29(a)		300,000	279,000
Carvana Co. 5.88%, 10/01/28(a)		350,000	311,675
Dillard’s, Inc. 7.75%, 07/15/26		175,000	189,008

			939,039

Telecommunications	2.2%
Plantronics, Inc. 4.75%, 03/01/29(a)		250,000	257,465

Trucking & Leasing	1.2%
Fortress Transportation and Infrastructure Investors LLC 6.50%, 10/01/25(a)		150,000	148,875

TOTAL CORPORATE BONDS (Cost $10,261,193)			9,793,543

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value

FOREIGN ISSUER BONDS	14.7%
Chemicals	2.1%
Methanex Corp. 5.25%, 12/15/29		$250,000	$253,750

Commercial Services	2.0%
Cimpress PLC 7.00%, 06/15/26(a)		250,000	239,450

Healthcare-Services	1.7%
Akumin, Inc. 7.00%, 11/01/25(a)		250,000	207,500

Holding Companies-Diversified	1.7%
Stena International S.A. 6.13%, 02/01/25(a)		200,000	200,000

Investment Companies	1.6%
Adient Global Holdings Ltd. 4.88%, 08/15/26(a)		200,000	190,342

Mining	1.8%
First Quantum Minerals Ltd. 6.88%, 10/15/27(a)		200,000	209,500

Pharmaceuticals	1.7%
Bausch Health Cos., Inc. 5.00%, 01/30/28(a)		250,000	205,893

Telecommunications	2.1%
Sable International Finance Ltd. 5.75%, 09/07/27(a)		250,000	251,737

TOTAL FOREIGN ISSUER BONDS (Cost $1,876,339)			1,758,172

	Percentage of Net Assets	Shares	Value

SHORT-TERM INVESTMENTS	0.7%
Northern Institutional Treasury Portfolio (Premier Class), 0.12%(c)		78,346	78,346

TOTAL SHORT-TERM INVESTMENTS (Cost $78,346)			78,346

TOTAL INVESTMENTS (Cost $12,215,878)	97.6%		11,630,061
NET OTHER ASSETS (LIABILITIES)	2.4%		287,683

NET ASSETS	100.0%		$11,917,744

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.

(c)7-day current yield as of March 31, 2022 is disclosed.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

At March 31, 2022 the TSW High Yield Bond Fund’s investments were concentrated as follows:

Country Allocation	Percentage of Net Assets

United States	82.8%

Canada	7.4

Chile	2.1

Ireland	2.0

Sweden	1.7

Jersey	1.6

Total	97.6%

5 Largest Security Positions

Issuer	% of Net Assets

Allegheny Ludlum LLC 6.95%, 12/15/25	3.6%

Carvana Co. 5.88%, 10/1/28	2.6

Burford Capital Global Finance LLC 6.25%, 4/15/28	2.6

Vista Outdoor, Inc. 4.50%, 3/15/29	2.4

BlueLinx Holdings, Inc. 6.00%, 11/15/29	2.4
Total	13.6%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	90.6%
Belgium	2.0%
Anheuser-Busch InBev S.A./N.V. - ADR		15,000	$900,900

Japan	1.6%
Nintendo Co. Ltd. - ADR		11,000	692,010

United Kingdom	4.1%
Liberty Global PLC - Class A(a)		44,000	1,122,440
Willis Towers Watson PLC		3,000	708,660

			1,831,100

United States	82.9%
Alphabet, Inc. - Class C(a)		237	661,939
American International Group, Inc.		9,000	564,930
Applied Materials, Inc.		3,000	395,400
Arch Capital Group Ltd.(a)		29,000	1,404,180
AT&T, Inc.		38,100	900,303
Bank of America Corp.		20,000	824,400
BellRing Brands, Inc.(a)		—	8
Berkshire Hathaway, Inc. - Class B(a)		5,300	1,870,423
Charles Schwab (The) Corp.		8,100	682,911
Chesapeake Energy Corp.		6,000	522,000
Cigna Corp.		5,709	1,367,933
Cisco Systems, Inc.		14,000	780,640
Comcast Corp. - Class A		15,500	725,710
CVS Health Corp.		13,200	1,335,972
Dell Technologies, Inc. - Class C(a)		9,000	451,710
DISH Network Corp. - Class A(a)		28,400	898,860
Dollar Tree, Inc.(a)		6,000	960,900
Dominion Energy, Inc.		16,000	1,359,520
FleetCor Technologies, Inc.(a)		6,000	1,494,360
HF Sinclair Corp.(a)		12,600	502,110
Intel Corp.		26,000	1,288,560
Kinder Morgan, Inc.		60,600	1,145,946
Kraft Heinz (The) Co.		23,100	909,909
Liberty Medi Corp. - Liberty SiriusXM - Class C(a)		19,225	879,159
Lockheed Martin Corp.		3,800	1,677,320
McKesson Corp.		5,100	1,561,263
Merck & Co, Inc.		17,000	1,394,850
Meta Platforms, Inc. - Class A(a)		4,000	889,440
Occidental Petroleum Corp.		8,000	453,920
Pfizer, Inc.		14,000	724,780
Post Holdings, Inc.(a)		20,500	1,419,830
Progressive (The) Corp.		10,600	1,208,294
Raytheon Technologies Corp.		9,000	891,630
Regeneron Pharmaceuticals, Inc.(a)		1,000	698,420
TJX Cos. (The), Inc.		11,000	666,380

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value

Verizon Communications, Inc.		19,125	$974,228
Wells Fargo & Co.		25,000	1,211,500
Williams Cos. (The), Inc.		38,325	1,280,438

			36,980,076

TOTAL COMMON STOCKS (Cost $30,381,048)			40,404,086

SHORT-TERM INVESTMENTS	9.9%
Northern Institutional Treasury Portfolio (Premier Class), 0.12%(b)		4,434,375	4,434,375

TOTAL SHORT-TERM INVESTMENTS (Cost $4,434,375)			4,434,375

TOTAL INVESTMENTS (Cost $34,815,423)	100.5%		44,838,461
NET OTHER ASSETS (LIABILITIES)	(0.5%)		(221,921)

NET ASSETS	100.0%		$44,616,540

(a)Non-income producing security.

(b)7-day current yield as of March 31, 2022 is disclosed.

Abbreviations:

ADR – American Depositary Receipt

At March 31, 2022 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:

Sector Allocation	% of Net Assets
Communication Services	17.4%
Consumer Discretionary	3.6
Consumer Staples	7.2
Energy	8.8
Financials	19.0
Health Care	15.9
Industrials	5.8
Information Technology	9.9
Utilities	3.0

Total	90.6%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

At March 31, 2022 the TSW Large Cap Value Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets

Pharmaceuticals	14.3%

Insurance	12.9

Media	8.1

Telecommunications	6.0

Aerospace/Defense	5.8

Pipelines	5.4

Food	5.2

Banks	4.6

Semiconductors	3.8

Retail	3.6

Internet	3.5

Commercial Services	3.4

Oil & Gas	3.3

Electric	3.0

Beverages	2.0

Biotechnology	1.6

Toys/Games/Hobbies	1.6

Diversified Financial Services	1.5

Computers	1.0

Household Products/Wares	0.0 (a)

Total	90.6%

(a)	Amount rounds to less than 0.1%

5 Largest Security Positions

Issuer	% of Net Assets

Berkshire Hathaway, Inc. - Class B	4.2%

Lockheed Martin Corp.	3.8

McKesson Corp.	3.5

FleetCor Technologies, Inc.	3.4

Post Holdings, Inc.	3.2

Total	18.1%

See Notes to Financial Statements.

(This page has been intentionally left blank)

JOHCM FUNDS TRUST

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2022 (Unaudited)

	JOHCM Credit Income Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Income Builder Fund

Assets:
Investments, at cost	$6,654,244	$654,287,421	$42,344,081	$78,142,401
Investments, at value	6,362,777	719,363,856	46,481,729	86,508,966
Cash	—	24,871,426	1,026,866	—
Foreign currency (Cost: $0, $260, $228,750, $451,210, $0, $0, $6,232 and $107, respectively)	—	262	229,264	450,559
Receivable for interest	74,439	—	—	231,103
Receivable for dividends	651	2,277,624	101,625	142,899
Reclaims receivable	—	26,375	8,558	228,350
Receivable for investments sold	—	3,167	479,816	4,419,638
Receivable for capital shares sold	—	709,861	11,399	11,094
Receivable from service providers	7,334	1,555	1,555	—
Receivable from investment adviser	7,223	—	9,718	9,393
Prepaid expenses	44,434	31,436	14,751	30,923

Total Assets	6,496,858	747,285,562	48,365,281	92,032,925

Liabilities:
Securities purchased payable	—	—	97,624	3,471,436
Capital shares redeemed payable	—	299,921	5,000	20,778
Distributions payable to shareholders	2,008	—	—	107,726
Investment advisory fees payable	3,019	562,679	51,474	49,863
Accounting and Administration fees payable	8,503	383,985	77,353	41,698
Shareholder Services fees - Institutional Shares payable	—	188,123	—	—
Distribution (Rule 12b-1) fees payable	1	8,834	1,083	690
Treasurer Service fees payable	19	2,151	136	256
JOHCM Compliance fees payable	33	4,743	271	516
Trustee fees payable	50	7,214	400	778
Deferred foreign capital gains tax payable	—	390,052	74,814	—
Accrued expenses and other payables	8,783	43,547	44,890	8,669

Total Liabilities	22,416	1,891,249	353,045	3,702,410

Net Assets	$6,474,442	$745,394,313	$48,012,236	$88,330,515

Net Assets:
Paid in capital	$6,763,756	$719,124,460	$43,383,481	$77,875,227
Distributable earnings (loss)	(289,314)	26,269,853	4,628,755	10,455,288

Net Assets	$6,474,442	$745,394,313	$48,012,236	$88,330,515

Net Assets:
Advisor	$9,750	$91,740,911	$12,429,952	$8,060,749
Investor	—	6,629,521	—	63,100
Institutional	6,464,692	647,023,881	35,582,284	80,206,666
Share of Common Stock Outstanding:
Advisor	1,027	7,993,035	941,860	752,040
Investor	—	576,851	—	5,893
Institutional	679,628	56,232,060	2,692,483	7,481,749
Net Asset Value per Share:
Advisor	$9.50	$11.48	$13.20	$10.72
Investor	—	11.49	—	10.71
Institutional	9.51	11.51	13.22	10.72

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2022 (Unaudited)

JOHCM Global Select Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	Regnan Global Equity Impact Solutions

$360,402,550	$2,500,328	$9,038,804,013	$10,923,950
487,388,212	2,393,994	11,098,989,220	10,258,675
26,963,513	123,522	531,223,755	601,370

—	—	50,256,229	108
—	—	—	—
518,046	9,103	44,500,031	18,644
323,631	11,685	16,577,039	1,382
2,077,056	16,698	75,677,085	—
108,346	—	9,087,220	—
1,555	6,209	1,560	—
—	4,522	—	22,685
15,525	7,413	78,441	93,447

517,395,884	2,573,146	11,826,390,580	10,996,311

9,196,270	5,160	183,401,473	—
12,072,198	—	11,673,186	—
—	—	—	—
376,716	1,596	8,645,635	6,548
145,930	14,534	3,451,279	13,685
101,733	—	2,882,252	—
3,237	—	149,764	—
1,456	7	33,411	30
3,008	16	72,333	38
4,679	25	111,422	59
—	—	—	—
27,422	7,975	412,331	28,817

21,932,649	29,313	210,833,086	49,177

$495,463,235	$2,543,833	$11,615,557,494	$10,947,134

$348,187,071	$2,507,318	$9,894,736,526	$11,873,785
147,276,164	36,515	1,720,820,968	(926,651)

$495,463,235	$2,543,833	$11,615,557,494	$10,947,134

$38,709,840	$—	$—	$—
—	—	721,833,711	—
456,753,395	2,543,833	10,893,723,783	10,947,134

2,259,434	—	—	—
—	—	27,981,643	—
26,580,398	258,676	422,698,123	1,337,781

$17.13	$—	$—	$—
—	—	25.80	—
17.18	9.83	25.77	8.18

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2022 (Unaudited)

	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund

Assets:
Investments, at cost	$9,611,334	$12,215,878	$34,815,423
Investments, at value	9,243,860	11,630,061	44,838,461
Cash	59,291	—	—
Receivable for interest	—	205,623	—
Receivable for dividends	18,831	4	25,952
Reclaims receivable	307	—	1,199
Receivable from investment adviser	8,724	13,771	2,827
Prepaid expenses	85,789	97,167	14,515

Total Assets	9,416,802	11,946,626	44,882,954

Liabilities:
Securities purchased payable	—	—	187,230
Capital shares redeemed payable	—	—	30,000
Distributions payable to shareholders	—	7,374	—
Investment advisory fees payable	6,224	5,038	21,424
Accounting and Administration fees payable	2,130	1,565	4,248
Treasurer Service fees payable	27	35	127
JOHCM Compliance fees payable	55	59	292
Trustee fees payable	85	90	3,240
Accrued expenses and other payables	3,707	14,721	19,853

Total Liabilities	12,228	28,882	266,414

Net Assets	$9,404,574	$11,917,744	$44,616,540

Net Assets:
Paid in capital	$10,000,000	$12,513,444	$31,229,877
Distributable earnings (loss)	(595,426)	(595,700)	13,386,663

Net Assets	$9,404,574	$11,917,744	$44,616,540

Net Assets:
Institutional Class	$9,404,574	$11,917,744	$44,616,540
Share of Common Stock Outstanding:
Institutional Class	1,000,000	1,251,808	2,983,315
Net Asset Value per Share:
Institutional Class	$9.40	$9.52	$14.96

See Notes to Financial Statements.

(This page has been intentionally left blank)

JOHCM FUNDS TRUST

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2022 (Unaudited)

	JOHCM Credit Income Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Income Builder Fund

Investment Income:
Dividend income (Net of foreign withholding tax of $341, $1,068,891, $63,411, $71,513, $122,857, $4,514, $8,626,380 and $6,008)	$6,562	$8,160,641	$345,838	$1,294,069
Interest income	100,500	—	—	380,631
Non-cash dividend income	—	16,215,269	—	—

Total investment income	107,062	24,375,910	345,838	1,674,700

Operating expenses:
Investment advisory	15,513	3,735,212	308,440	308,121
Distribution (Rule 12b-1) fees - Advisor Shares	5	42,158	7,323	4,150
Distribution (Rule 12b-1) fees - Investor Shares	—	10,817	—	79
Accounting and Administration	1,589	189,327	49,785	16,575
Treasurer Service fees	94	13,464	763	1,496
Shareholder Services - Institutional Shares	—	184,270	—	—
JOHCM Compliance	61	9,530	535	1,041
Trustees	88	14,238	805	1,575
Legal	86	13,359	750	1,459
Registration	14,219	39,268	18,951	24,257
Printing	152	12,999	739	1,372
Interest expense	—	1,978	236	—
Other	7,457	40,853	21,051	10,554

Total expenses before reductions	39,264	4,307,473	409,378	370,679
Expenses reimbursed by investment advisor	(22,877)	—	(46,666)	(35,105)
Expenses reduced by service providers	—	(6,334)	(1,632)	(315)

Total expense reimbursements	(22,877)	(6,334)	(48,298)	(35,420)

Net expenses	16,387	4,301,139	361,080	335,259

Net investment income (loss)	90,675	20,074,771	(15,242)	1,339,441

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	4,358	(32,950,524)	1,094,595	3,191,414
Net realized gains (losses) from foreign currency transactions	—	(133,944)	(37,843)	(38,906)
Change in unrealized appreciation (depreciation) on investments	(337,043)	(38,006,955)	(2,299,994)	(4,235,737)
Change in unrealized appreciation (depreciation) on foreign currency	—	(22,205)	6,454	(488)

Net realized and unrealized losses from investment activities	(332,685)	(71,113,628)	(1,236,788)	(1,083,717)

Change in Net Assets Resulting from Operations	$(242,010)	$(51,038,857)	$(1,252,030)	$255,724

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2022 (Unaudited)

JOHCM Global Select Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	Regnan Global Equity Impact Solutions

$2,412,226	$28,316	$98,301,201	$31,493
—	—	—	—
—	5,160	43,890,556	—

2,412,226	33,476	142,191,757	31,493

2,474,104	10,651	57,474,705	23,656
22,450	—	—	—
—	—	985,450	—
80,732	5,124	1,856,654	11,378
9,010	48	209,490	106
77,914	—	2,382,320	—
6,335	33	148,292	63
9,627	51	224,269	85
8,878	47	207,989	25,826
22,796	10,357	95,133	28,047
1,310	466	88,428	5,490
794	162	8,886	—
27,034	7,123	453,370	6,519

2,740,984	34,062	64,134,986	101,170
—	(21,403)	—	(73,099)
(538)	—	(8,539)	—

(538)	(21,403)	(8,539)	(73,099)

2,740,446	12,659	64,126,447	28,071

(328,220)	20,817	78,065,310	3,422

20,812,013	188,416	(355,363,620)	(256,055)

27,457	(1,380)	(1,974,724)	(8,417)

(44,485,996)	(268,273)	(874,078,593)	(511,376)

(11,038)	(479)	(878,950)	(73)

(23,657,564)	(81,716)	(1,232,295,887)	(775,921)

$(23,985,784)	$(60,899)	$(1,154,230,577)	$(772,499)

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2022 (Unaudited)(d)

	TSW	TSW	TSW
	Emerging Markets	High Yield	Large Cap
	Fund	Bond Fund	Value Fund

	2022(a)	2022(b)	2022(c)	2021(d)

Investment Income:
Dividend income (Net of foreign withholding tax of $7,544, $0, $2,620 and $1,199)	$30,719	$—	$313,886	$545,143
Interest income	—	278,901	—	—
Non-cash dividend income	17,363	—	—	—

Total investment income	48,082	278,901	313,886	545,143

Operating expenses:
Investment advisory	21,549	26,001	107,523	284,739
Accounting and Administration	2,131	1,565	34,950	245,073
Treasurer Service fees	109	196	1,132	—
Chief Compliance Officer fees	—	—	—	7,447
JOHCM Compliance	74	127	368	—
Trustees	85	191	2,817	24,917
Legal	11,541	18,782	11,800	31,979
Registration	916	11,521	10,293	26,720
Printing	2,743	4,294	5,431	10,000
Other	4,090	5,906	10,013	40,261

Total expenses before reductions	43,238	68,583	184,327	671,136

Less expenses reimbursed by former investment advisor and fees paid indirectly	—	—	(30,252)	(215,545)
Expenses reimbursed by investment advisor	(16,572)	(34,781)	(9,285)	—

Total expense reimbursements	(16,572)	(34,781)	(39,537)	(215,545)

Net expenses	26,666	33,802	144,790	455,591

Net investment income	21,416	245,099	169,096	89,552

Realized and Unrealized Gains (Losses) from
Investment Activities:
Net realized gains (losses) from investment transactions	(240,779)	(3,883)	3,194,535	4,746,582
Net realized losses from foreign currency transactions	(8,387)	—	—	—
Change in unrealized appreciation (depreciation) on investments	(367,474)	(585,817)	53,864	7,908,854
Change in unrealized appreciation (depreciation) on foreign currency	(202)	—	—	—

Net realized and unrealized gains (losses) from investment activities	(616,842)	(589,700)	3,248,399	12,655,436

Change in Net Assets Resulting from Operations	$(595,426)	$(344,601)	$3,417,495	$12,744,988

(a)	For the period from December 21, 2021, commencement of operations, to March 31, 2022.
(b)	For the period from October 26, 2021, commencement of operations, to March 31, 2022.
(c)	For the period from November 1, 2021 to March 31, 2022.
(d)	For the TSW Predecessor Fund’s prior fiscal year ended October 31, 2021 (audited).

See Notes to Financial Statements.

(This page has been intentionally left blank)

JOHCM FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2022 (Unaudited) and the year ended September 30, 2021

					JOHCM
	JOHCM		JOHCM		Emerging Markets
	Credit Income		Emerging Markets		Small Mid Cap
	Fund		Opportunities Fund		Equity Fund

	2022	2021	2022	2021	2022	2021

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$90,675	$160,419	$20,074,771	$12,686,500	$(15,242)	$68,483
Net realized gains (losses) from investments and foreign currency transactions	4,358	36,684	(33,084,468)	54,510,065	1,056,752	16,333,548
Change in unrealized appreciation (depreciation) on investments and foreign currency	(337,043)	72,894	(38,029,160)	46,876,140	(2,293,540)	(246,278)

Change in net assets resulting from operations	(242,010)	269,997	(51,038,857)	114,072,705	(1,252,030)	16,155,753

Dividends paid to shareholders:
From distributable earnings:
Advisor Shares	(218)	(191)	(3,261,213)	(880,457)	(4,038,102)	(66,920)
Investor Shares	—	—	(328,685)	(172,913)	—	—
Institutional Shares	(121,928)	(169,720)	(30,794,394)	(7,218,773)	(8,452,708)	(154,806)

Total dividends paid to shareholders	(122,146)	(169,911)	(34,384,292)	(8,272,143)	(12,490,810)	(221,726)

Capital Transactions:
Advisor Shares	185	10,160	19,627,613	(7,468,006)	1,773,388	(4,406,194)
Investor Shares	—	—	(2,630,355)	(7,024,857)	—	—
Institutional Shares	1,604,897	134,384	(16,029,666)	104,316,360	12,494,186	(7,687,431)

Change in net assets from capital transactions	1,605,082	144,544	967,592	89,823,497	14,267,574	(12,093,625)

Change in net assets	1,240,926	244,630	(84,455,557)	195,624,059	524,734	3,840,402
Net assets:
Beginning of period	5,233,516	4,988,886	829,849,870	634,225,811	47,487,502	43,647,100

End of period	$6,474,442	$5,233,516	$745,394,313	$829,849,870	$48,012,236	$47,487,502

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2022 (Unaudited) and the year ended September 30, 2021

JOHCM		JOHCM		JOHCM		JOHCM
Global Income		Global		International		International
Builder Fund		Select Fund		Opportunities Fund		Select Fund

2022	2021	2022	2021	2022	2021	2022	2021

$1,339,441	$2,697,424	$(328,220)	$702,421	$20,817	$64,118	$78,065,310	$68,150,102

3,152,508	3,673,334	20,839,470	99,756,265	187,036	309,614	(357,338,344)	1,248,707,688

(4,236,225)	6,588,545	(44,497,034)	40,145,033	(268,752)	80,835	(874,957,543)	350,123,166

255,724	12,959,303	(23,985,784)	140,603,719	(60,899)	454,567	(1,154,230,577)	1,666,980,956

(302,616)	(264,475)	(7,478,429)	(2,257,927)	—	—	—	—
(2,268)	(2,524)	—	—	—	—	(73,348,631)	(18,199,079)
(3,053,228)	(2,838,902)	(87,938,605)	(24,723,249)	(370,628)	(76,392)	(1,189,249,109)	(309,630,745)

(3,358,112)	(3,105,901)	(95,417,034)	(26,981,176)	(370,628)	(76,392)	(1,262,597,740)	(327,829,824)

139,218	45,443	(2,244,601)	734,630	—	—	—	—
4,366	(30,476)	—	—	—	—	66,060,000	74,878,491
(6,881,446)	5,101,698	44,119,527	(3,324,905)	(489,513)	151,228	892,049,882	1,384,755,982

(6,737,862)	5,116,665	41,874,926	(2,590,275)	(489,513)	151,228	958,109,882	1,459,634,473

(9,840,250)	14,970,067	(77,527,892)	111,032,268	(921,040)	529,403	(1,458,718,435)	2,798,785,605

98,170,765	83,200,698	572,991,127	461,958,859	3,464,873	2,935,470	13,074,275,929	10,275,490,324

$88,330,515	$98,170,765	$495,463,235	$572,991,127	$2,543,833	$3,464,873	$11,615,557,494	$13,074,275,929

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2022 (Unaudited) and the year ended September 30, 2021

	Regnan Global
	Equity Impact
	Solutions

	2022	2021(a)

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,422	$(1,265)
Net realized gains (losses) from investments and foreign currency transactions	(264,472)	(2,139)
Change in unrealized appreciation (depreciation) on investments and foreign currency .	(511,449)	(153,906)

Change in net assets resulting from operations	(772,499)	(157,310)

Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	—	—

Total dividends paid to shareholders	—	—

Capital Transactions:
Institutional Shares	9,851,938	2,025,005

Change in net assets from capital transactions	9,851,938	2,025,005

Change in net assets	9,079,439	1,867,695
Net assets:
Beginning of period	1,867,695	—

End of period	$10,947,134	$1,867,695

(a)	For the period from August 23, 2021, commencement of operations, to September 30, 2021.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2022 (Unaudited) and the year ended September 30, 2021(d)

	TSW	TSW		TSW
	Emerging Markets	High Yield		Large Cap
	Fund	Bond Fund		Value Fund

	2022(a)	2022(b)	2022(c)	2021(d)	2020(d)

Increase (decrease) in net assets:
Operations:
Net investment income	$21,416	$245,099	$169,096	$89,552	$229,678
Net realized gains (losses) from investments and foreign currency transactions	(249,166)	(3,883)	3,194,535	4,746,582	1,548,363
Change in unrealized appreciation (depreciation) on investments and foreign currency	(367,676)	(585,817)	53,864	7,908,854	(3,281,656)

Change in net assets resulting from operations	(595,426)	(344,601)	3,417,495	12,744,988	(1,503,615)

Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	—	(251,099)	(4,720,214)	(1,689,380)	(1,537,701)

Total dividends paid to shareholders	—	(251,099)	(4,720,214)	(1,689,380)	(1,537,701)

Capital Transactions:
Institutional Class Shares	10,000,000	12,513,444	6,474,346	2,204,155	(2,321,018)

Change in net assets from capital transactions	10,000,000	12,513,444	6,474,346	2,204,155	(2,321,018)

Change in net assets	9,404,574	11,917,744	5,171,627	8,851,453	(5,362,334)
Net assets:
Beginning of period	—	—	39,444,913	30,539,460	35,955,794

End of period	$9,404,574	$11,917,744	$44,616,540	$39,444,913	$30,593,460

(a)	For the period from December 21, 2021, commencement of operations, to March 31, 2022.
(b)	For the period from October 26, 2021, commencement of operations, to March 31, 2022.
(c)	For the period from November 1, 2021 to March 31, 2022.
(d)	For the TSW Predecessor Fund’s years ended October 31, 2021 and 2020 (audited).

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares

	Six Months Ended
	March 31,		Period Ended
	2022		September 30,
JOHCM Credit Income Fund	(Unaudited)		2021(a)

Net asset value, beginning of period	$10.13		$10.16

Income (loss) from investment operations:
Net investment income(b)	0.15		0.24
Net realized and unrealized losses from investments and foreign currency	(0.57)		(0.08)

Total from investment operations	(0.42)		0.16

Less distributions paid:
From net investment income	(0.15)		(0.19)
From net realized gains	(0.06)		—

Total distributions paid	(0.21)		(0.19)

Change in net asset value	(0.63)		(0.03)

Net asset value, end of period	$9.50		$10.13

Total return(c)	(4.16%)		1.61%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$10		$10
Ratio of net expenses to average net assets	0.68	%(d)	0.69	%(d)
Ratio of net investment income to average net assets	3.12	%(d)	3.03	%(d)
Ratio of gross expenses to average net assets	1.44	%(d)	4.39	%(d)
Portfolio turnover rate(e)	7.33	%(c)	84.76	%(c)

(a)	For the period from December 18, 2020, commencement of operations, to September 30, 2021.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2022		September 30,	September 30,
JOHCM Credit Income Fund	(Unaudited)		2021	2020(a)

Net asset value, beginning of period	$10.15		$9.95	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.16		0.32	0.03
Net realized and unrealized gains (losses) from investments and foreign currency	(0.58)		0.21	(0.04)

Total from investment operations	(0.42)		0.53	(0.01)

Less distributions paid:
From net investment income	(0.16)		(0.32)	(0.04)
From net realized gains	(0.06)		(0.01)	—

Total distributions paid	(0.22)		(0.33)	(0.04)

Change in net asset value	(0.64)		0.20	(0.05)

Net asset value, end of period	$9.51		$10.15	$9.95

Total return(c)	(4.20%)		5.27%	(0.14%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$6,465		$5,224	$4,989
Ratio of net expenses to average net assets	0.58	%(d)	0.59%	0.65	%(d)
Ratio of net investment income to average net assets	3.22	%(d)	3.11%	2.85	%(d)
Ratio of gross expenses to average net assets	1.34	%(d)	4.39%	5.47	%(d)
Portfolio turnover rate(e)	7.33	%(c)	84.76%	5.72	%(c)

(a)	For the period from August 17, 2020, commencement of operations, to September 30, 2020.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
JOHCM Emerging Markets	2022		September 30,	September 30,	September 30,	September 30,	September 30,
Opportunities Fund	(Unaudited)		2021	2020	2019	2018	2017

Net asset value, beginning of period	$12.69		$10.81	$10.75	$11.38	$11.96	$10.04

Income (loss) from investment operations:
Net investment income(a)	0.02		0.20	0.08	0.40	0.14	0.10
Net realized and unrealized gains (losses) from investments and foreign currency	(0.73)		1.81	0.40	(0.59)	(0.27)	1.89

Total from investment operations	(0.71)		2.01	0.48	(0.19)	(0.13)	1.99

Less distributions paid:
From net investment income	(0.50)		(0.13)	(0.42)	(0.10)	(0.07)	(0.07)
From net realized gains	—		—	—	(0.34)	(0.38)	—

Total distributions paid	(0.50)		(0.13)	(0.42)	(0.44)	(0.45)	(0.07)

Change in net asset value	(1.21)		1.88	0.06	(0.63)	(0.58)	1.92

Net asset value, end of period	$11.48		$12.69	$10.81	$10.75	$11.38	$11.96

Total return(b)	(5.84%)		18.64%	4.37%	(1.31%)	(1.30%)	20.09%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$91,741		$81,462	$75,971	$83,555	$99,577	$71,650
Ratio of net expenses to average net assets	1.08	%(c)	1.12%	1.20%	1.32%	1.34%	1.38%
Ratio of net investment income to average net assets	4.57	%(c)	1.51%	0.81%	3.71%	1.15%	0.92%
Ratio of gross expenses to average net assets	1.08	%(c)	1.13%	1.20%	1.32%	1.34%	1.38%
Ratio of expense recoupment to average net assets	—		—	—	— (d)	0.02%	0.01%
Portfolio turnover rate(e)	23.81	%(b)	38.60%	53.30%	35.35%	31.87%	22.62%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Investor Shares

JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017

Net asset value, beginning of period	$12.67		$10.80	$10.74	$11.36	$11.95	$10.03

Income (loss) from investment operations:
Net investment income(a)	0.02		0.19	0.08	0.41	0.12	0.08
Net realized and unrealized gains (losses) from investments and foreign currency	(0.74)		1.80	0.38	(0.60)	(0.27)	1.90

Total from investment operations	(0.72)		1.99	0.46	(0.19)	(0.15)	1.98

Less distributions paid:
From net investment income	(0.46)		(0.12)	(0.40)	(0.09)	(0.06)	(0.06)
From net realized gains	—		—	—	(0.34)	(0.38)	—

Total distributions paid	(0.46)		(0.12)	(0.40)	(0.43)	(0.44)	(0.06)

Change in net asset value	(1.18)		1.87	0.06	(0.62)	(0.59)	1.92

Net asset value, end of period	$11.49		$12.67	$10.80	$10.74	$11.36	$11.95

Total return(b)	(5.94%)		18.42%	4.26%	(1.37%)	(1.47%)	19.89%
Ratios/Supplemental data:

Net assets, end of period (000’s)	$6,630		$9,854	$14,268	$13,348	$8,020	$5,668
Ratio of net expenses to average net assets	1.23	%(c)	1.27%	1.35%	1.47%	1.49%	1.54%
Ratio of net investment income to average net assets	4.79	%(c)	1.47%	0.76%	3.86%	1.01%	0.71%
Ratio of gross expenses to average net assets	1.23	%(c)	1.28%	1.35%	1.47%	1.49%	1.54%
Ratio of expense recoupment to average net assets	—		—	—	— (d)	0.02%	0.02%
Portfolio turnover rate(e)	23.81	%(b)	38.60%	53.30%	35.35%	31.87%	22.62%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares

JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017

Net asset value, beginning of period	$12.73		$10.85	$10.78	$11.41	$11.99	$10.06

Income (loss) from investment operations:
Net investment income(a)	0.02		0.21	0.11	0.48	0.15	0.13
Net realized and unrealized gains (losses) from investments and foreign currency	(0.72)		1.81	0.39	(0.66)	(0.27)	1.88

Total from investment operations	(0.70)		2.02	0.50	(0.18)	(0.12)	2.01

Less distributions paid:
From net investment income	(0.52)		(0.14)	(0.43)	(0.11)	(0.08)	(0.08)
From net realized gains	—		—	—	(0.34)	(0.38)	—

Total distributions paid	(0.52)		(0.14)	(0.43)	(0.45)	(0.46)	(0.08)

Change in net asset value	(1.22)		1.88	0.07	(0.63)	(0.58)	1.93

Net asset value, end of period	$11.51		$12.73	$10.85	$10.78	$11.41	$11.99

Total return(b)	(5.81%)		18.70%	4.56%	(1.21%)	(1.23%)	20.21%
Ratios/Supplemental data:

Net assets, end of period (000’s)	$647,024		$738,534	$543,987	$486,372	$388,129	$269,622
Ratio of net expenses to average net assets	1.03	%(c)	1.02%	1.10%	1.22%	1.24%	1.29%
Ratio of net investment income to average net assets	4.87	%(c)	1.61%	1.04%	4.46%	1.26%	1.23%
Ratio of gross expenses to average net assets	1.03	%(c)	1.03%	1.10%	1.22%	1.24%	1.29%
Ratio of expense recoupment to average net assets	—		—	—	— (d)	0.02%	0.01%
Portfolio turnover rate(e)	23.81	%(b)	38.60%	53.30%	35.35%	31.87%	22.62%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares

JOHCM Emerging Markets Small Mid Cap Equity Fund	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017

Net asset value, beginning of period	$18.35		$13.40	$11.62	$11.85	$14.00	$11.78

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)		0.01	0.15	0.02	0.09	0.06
Net realized and unrealized gains (losses) from investments and foreign currency	(0.32)		5.00	1.70	(0.20)	(0.56)	2.38

Total from investment operations	(0.33)		5.01	1.85	(0.18)	(0.47)	2.44

Less distributions paid:
From net investment income	(0.05)		(0.06)	(0.07)	(0.05)	(0.13)	(0.22)
From net realized gains	(4.77)		—	—	—	(1.55)	—

Total distributions paid	(4.82)		(0.06)	(0.07)	(0.05)	(1.68)	(0.22)

Change in net asset value	(5.15)		4.95	1.78	(0.23)	(2.15)	2.22

Net asset value, end of period	$13.20		$18.35	$13.40	$11.62	$11.85	$14.00

Total return(b)	(2.64	%)(b)	37.50%	15.95%	(1.51%)	(4.50%)	21.37%
Ratios/Supplemental data:

Net assets, end of period (000’s)	$12,430		$15,209	$14,365	$415	$751	$149
Ratio of net expenses to average net assets	1.59	%(c)	1.63%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets	(0.13	%)(c)	0.06%	1.21%	0.15%	0.69%	0.47%
Ratio of gross expenses to average net assets	1.79	%(c)	1.94%	2.29%	2.66%	2.65%	4.37%
Portfolio turnover rate(d)	61.84	%(b)	163.54%	136.73%	133.43%	127.34%	174.08%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares

JOHCM Emerging Markets Small Mid Cap Equity Fund	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017

Net asset value, beginning of period	$18.38		$13.42	$11.64	$11.87	$14.02	$11.78

Income (loss) from investment operations:
Net investment income (loss)(a)	(—	)(b)	0.03	0.04	0.04	0.09	0.05
Net realized and unrealized gains (losses) from investments and foreign currency	(0.32)		5.00	1.83	(0.21)	(0.55)	2.42

Total from investment operations	(0.32)		5.03	1.87	(0.17)	(0.46)	2.47

Less distributions paid:
From net investment income	(0.07)		(0.07)	(0.09)	(0.06)	(0.14)	(0.23)
From net realized gains	(4.77)		—	—	—	(1.55)	—

Total distributions paid	(4.84)		(0.07)	(0.09)	(0.06)	(1.69)	(0.23)

Change in net asset value	(5.16)		4.96	1.78	(0.23)	(2.15)	2.24

Net asset value, end of period	$13.22		$18.38	$13.42	$11.64	$11.87	$14.02

Total return(c)	(2.59%)		37.60%	16.09%	(1.42%)	(4.43%)	21.59%
Ratios/Supplemental data:

Net assets, end of period (000’s)	$35,582		$32,279	$29,282	$23,870	$24,093	$7,406
Ratio of net expenses to average net assets	1.49	%(d)	1.53%	1.54%	1.54%	1.54%	1.54%
Ratio of net investment income (loss) to average net assets	(0.03	%)(d)	0.18%	0.33%	0.36%	0.69%	0.40%
Ratio of gross expenses to average net assets	1.69	%(d)	1.84%	2.19%	2.56%	2.48%	4.38%
Portfolio turnover rate(e)	61.84	%(c)	163.54%	136.73%	133.43%	127.34%	174.08%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount was less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares

JOHCM Global Income Builder Fund	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Period Ended September 30, 2018(a)

Net asset value, beginning of period	$11.10		$9.89	$10.09	$9.71	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.16		0.31	0.21	0.31	0.29
Net realized and unrealized gains (losses) from investments and foreign currency	(0.13)		1.26	(0.11)	0.41	(0.30)

Total from investment operations	0.03		1.57	0.10	0.72	(0.01)

Less distributions paid:
From net investment income	(0.19)		(0.36)	(0.25)	(0.34)	(0.28)
From net realized gains	(0.22)		—	(0.05)	—	—

Total distributions paid	(0.41)		(0.36)	(0.30)	(0.34)	(0.28)

Change in net asset value	(0.38)		1.21	(0.20)	0.38	(0.29)

Net asset value, end of period	$10.72		$11.10	$9.89	$10.09	$9.71

Total return(c)	0.15%		16.01%	0.99%	7.66%	(0.06	%)(c)
Ratios/Supplemental data:

Net assets, end of period (000’s)	$8,061		$8,213	$7,285	$6,933	$5,516
Ratio of net expenses to average net assets	0.82	%(d)	0.83%	0.93%	0.98%	0.98	%(d)
Ratio of net investment income to average net assets	2.84	%(d)	2.86%	2.14%	3.14%	3.50	%(d)
Ratio of gross expenses to average net assets	0.90	%(d)	1.01%	1.08%	1.18%	1.56	%(d)
Portfolio turnover rate(e)	62.45	%(c)	92.03%	141.42%	54.70%	41.93	%(c)

(a)	For the period from November 29, 2017, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Investor Shares

JOHCM Global Income Builder Fund	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019(a)

Net asset value, beginning of period	$11.10		$9.89	$10.09	$10.08

Income (loss) from investment operations:
Net investment income(b)	0.15		0.30	0.20	0.06
Net realized and unrealized gains (losses) from investments and foreign currency	(0.14)		1.26	(0.12)	0.01

Total from investment operations	0.01		1.56	0.08	0.07

Less distributions paid:
From net investment income	(0.18)		(0.35)	(0.23)	(0.06)
From net realized gains	(0.22)		—	(0.05)	—

Total distributions paid	(0.40)		(0.35)	(0.28)	(0.06)

Change in net asset value	(0.39)		1.21	(0.20)	0.01

Net asset value, end of period	$10.71		$11.10	$9.89	$10.09

Total return(c)	0.03%		15.88%	0.86%	0.75	%(c)
Ratios/Supplemental data:

Net assets, end of period (000’s)	$63		$61	$81	$77
Ratio of net expenses to average net assets	0.97	%(d)	0.98%	1.08%	1.13	%(d)
Ratio of net investment income to average net assets	2.68	%(d)	2.73%	2.01%	2.70	%(d)
Ratio of gross expenses to average net assets	1.05	%(d)	1.16%	1.23%	1.63	%(d)
Portfolio turnover rate(e)	62.45	%(c)	92.03%	141.42%	54.70	%(c)

(a)	For the period from June 28, 2019, commencement of operations, to September 30, 2019.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares

JOHCM Global Income Builder Fund	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Period Ended September 30, 2018(a)

Net asset value, beginning of period	$11.10		$9.89	$10.09	$9.71	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.16		0.32	0.22	0.33	0.30
Net realized and unrealized gains (losses) from investments and foreign currency	(0.13)		1.26	(0.11)	0.40	(0.30)

Total from investment operations	0.03		1.58	0.11	0.73	—

Less distributions paid:
From net investment income	(0.19)		(0.37)	(0.26)	(0.35)	(0.29)
From net realized gains	(0.22)		—	(0.05)	—	—

Total distributions paid	(0.41)		(0.37)	(0.31)	(0.35)	(0.29)

Change in net asset value	(0.38)		1.21	(0.20)	0.38	(0.29)

Net asset value, end of period	$10.72		$11.10	$9.89	$10.09	$9.71

Total return(c)	0.20%		16.12%	1.09%	7.77%	0.03	%(c)
Ratios/Supplemental data:

Net assets, end of period (000’s)	$80,207		$89,897	$75,835	$105,634	$28,206
Ratio of net expenses to average net assets	0.72	%(d)	0.73%	0.83%	0.88%	0.88	%(d)
Ratio of net investment income to average net assets	2.92	%(d)	2.96%	2.19%	3.42%	3.62	%(d)
Ratio of gross expenses to average net assets	0.80	%(d)	0.91%	0.98%	1.08%	1.47	%(d)
Portfolio turnover rate(e)	62.45	%(c)	92.03%	141.42%	54.70%	41.93	%(c)

(a)	For the period from November 29, 2017, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares

JOHCM Global Select Fund	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017

Net asset value, beginning of period	$21.39		$17.28	$16.41	$16.73	$15.05	$13.58

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)		0.01	(0.04)	0.10	0.07	0.07
Net realized and unrealized gains (losses) from investments and foreign currency	(0.57)		5.12	3.17	0.25	1.67	1.43

Total from investment operations	(0.59)		5.13	3.13	0.35	1.74	1.50

Less distributions paid:
From net investment income	(—	)(b)	—	(0.02)	(0.18)	(0.06)	(0.03)
From net realized gains	(3.67)		(1.02)	(2.24)	(0.49)	—	—

Total distributions paid	(3.67)		(1.02)	(2.26)	(0.67)	(0.06)	(0.03)

Change in net asset value	(4.26)		4.11	0.87	(0.32)	1.68	1.47

Net asset value, end of period	$17.13		$21.39	$17.28	$16.41	$16.73	$15.05

Total return(c)	(5.01%)		30.60%	21.26%	2.66%	11.61%	11.06%
Ratios/Supplemental data:

Net assets, end of period (000’s)	$38,710		$49,721	$39,213	$157,452	$189,317	$216,867
Ratio of net expenses to average net assets	1.05	%(d)	1.07%	1.16%	1.16%	1.17%	1.18%
Ratio of net investment income (loss) to average net assets	(0.21	%)(d)	0.04%	(0.28%)	0.63%	0.39%	0.49%
Ratio of gross expenses to average net assets	1.05	%(d)	1.08%	1.16%	1.17%	1.17%	1.18%
Ratio of expense recoupment to average net assets	—		—	—	— (e)	— (e)	— (e)
Portfolio turnover rate(f)	19.92	%(c)	53.91%	40.21%	46.36%	24.81%	51.44%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount was less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount rounds to less 0.005%.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares

JOHCM Global Select Fund	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017

Net asset value, beginning of period	$21.46		$17.32	$16.44	$16.76	$15.08	$13.61

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)		0.03	— (b)	0.10	0.09	0.08
Net realized and unrealized gains (losses) from investments and foreign currency	(0.58)		5.13	3.15	0.26	1.67	1.43

Total from investment operations	(0.59)		5.16	3.15	0.36	1.76	1.51

Less distributions paid:
From net investment income	(0.02)		—	(0.04)	(0.19)	(0.08)	(0.04)
From net realized gains	(3.67)		(1.02)	(2.23)	(0.49)	—	—

Total distributions paid	(3.69)		(1.02)	(2.27)	(0.68)	(0.08)	(0.04)

Change in net asset value	(4.28)		4.14	0.88	(0.32)	1.68	1.47

Net asset value, end of period	$17.18		$21.46	$17.32	$16.44	$16.76	$15.08

Total return(c)	(4.94%)		30.71%	21.43%	2.76%	11.76%	11.15%
Ratios/Supplemental data:

Net assets, end of period (000’s)	$456,753		$523,270	$422,745	$225,884	$335,636	$287,089
Ratio of net expenses to average net assets	0.98	%(d)	0.98%	1.06%	1.06%	1.07%	1.08%
Ratio of net investment income (loss) to average net assets	(0.11	%)(d)	0.13%	0.01%	0.66%	0.57%	0.57%
Ratio of gross expenses to average net assets	0.98	%(d)	0.98%	1.06%	1.07%	1.07%	1.08%
Ratio of expense recoupment to average net assets	—		—	—	— (e)	— (e)	— (e)
Portfolio turnover rate(f)	19.92	%(c)	53.91%	40.21%	46.36%	24.81%	51.44%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount rounds to less 0.005%.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares

JOHCM International Opportunities Fund	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017

Net asset value, beginning of period	$11.82		$10.48	$10.65	$10.71	$11.19	$9.98

Income (loss) from investment operations:
Net investment income(a)	0.08		0.22	0.17	0.24	0.20	0.20
Net realized and unrealized gains (losses) from investments and foreign currency	(0.42)		1.39	(0.09)	(0.10)	(0.02)	1.09

Total from investment operations	(0.34)		1.61	0.08	0.14	0.18	1.29

Less distributions paid:
From net investment income	(0.27)		(0.17)	(0.23)	(0.18)	(0.29)	(0.08)
From net realized gains	(1.38)		(0.10)	(0.02)	(0.02)	(0.37)	—

Total distributions paid	(1.65)		(0.27)	(0.25)	(0.20)	(0.66)	(0.08)

Change in net asset value	(1.99)		1.34	(0.17)	(0.06)	(0.48)	1.21

Net asset value, end of period	$9.83		$11.82	$10.48	$10.65	$10.71	$11.19

Total return(b)	(2.87%)		15.39%	0.62%	1.42%	1.76%	13.12%
Ratios/Supplemental data:

Net assets, end of period (000’s)	$2,544		$3,465	$2,935	$2,301	$2,276	$2,254
Ratio of net expenses to average net assets	0.89	%(c)	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of net investment income to average net assets	1.47	%(c)	1.83%	1.60%	2.29%	1.86%	1.94%
Ratio of gross expenses to average net assets	2.34	%(c)	5.73%	9.42%	8.61%	8.23%	9.03%
Portfolio turnover rate(d)	39.38	%(b)	47.85%	64.62%	34.58%	57.05%	68.89%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Investor Shares

JOHCM International Select Fund	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017

Net asset value, beginning of period	$31.07		$27.53	$22.54	$23.68	$21.93	$19.96

Income (loss) from investment operations:
Net investment income(a)	0.15		0.10	0.05	0.23	0.19	0.26
Net realized and unrealized gains (losses) from investments and foreign currency	(2.57)		4.25	5.11	(1.10)	1.76	1.81

Total from investment operations	(2.42)		4.35	5.16	(0.87)	1.95	2.07

Less distributions paid:
From net investment income	(0.23)		(0.04)	(0.17)	(0.27)	(0.20)	(0.10)
From net realized gains	(2.62)		(0.77)	—	—	—	—

Total distributions paid	(2.85)		(0.81)	(0.17)	(0.27)	(0.20)	(0.10)

Change in net asset value	(5.27)		3.54	4.99	(1.14)	1.75	1.97

Net asset value, end of period	$25.80		$31.07	$27.53	$22.54	$23.68	$21.93

Total return(b)	(8.96%)		15.94%	23.02%	(3.59%)	8.97%	10.45%
Ratios/Supplemental data:

Net assets, end of period (000’s)	$721,834		$800,457	$643,607	$588,729	$551,489	$400,294
Ratio of net expenses to average net assets	1.19	%(c)	1.21%	1.23%	1.24%	1.25%	1.27%
Ratio of net investment income to average net assets	1.00	%(c)	0.33%	0.20%	1.03%	0.83%	1.29%
Ratio of gross expenses to average net assets	1.19	%(c)	1.21%	1.23%	1.24%	1.25%	1.27%
Ratio of expense recoupment to average net assets	—		—	—	—	—	0.01%
Portfolio turnover rate(d)	26.56	%(b)	53.34%	43.51%	33.06%	26.06%	34.96%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares

JOHCM International Select Fund	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017

Net asset value, beginning of period	$31.08		$27.53	$22.54	$23.66	$21.92	$19.94

Income (loss) from investment operations:
Net investment income(a)	0.18		0.18	0.11	0.28	0.27	0.30
Net realized and unrealized gains (losses) from investments and foreign currency	(2.57)		4.24	5.11	(1.09)	1.73	1.81

Total from investment operations	(2.39)		4.42	5.22	(0.81)	2.00	2.11

Less distributions paid:
From net investment income	(0.30)		(0.10)	(0.23)	(0.31)	(0.26)	(0.13)
From net realized gains	(2.62)		(0.77)	—	—	—	—

Total distributions paid	(2.92)		(0.87)	(0.23)	(0.31)	(0.26)	(0.13)

Change in net asset value	(5.31)		3.55	4.99	(1.12)	1.74	1.98

Net asset value, end of period	$25.77		$31.08	$27.53	$22.54	$23.66	$21.92

Total return(b)	(8.88%)		16.24%	23.30%	(3.31%)	9.22%	10.72%
Ratios/Supplemental data:

Net assets, end of period (000’s)	$10,893,724		$12,273,819	$9,631,884	$7,822,739	$7,619,731	$6,081,384
Ratio of net expenses to average net assets	0.98	%(c)	0.96%	0.98%	0.99%	1.00%	1.01%
Ratio of net investment income to average net assets	1.22	%(c)	0.57%	0.45%	1.27%	1.16%	1.49%
Ratio of gross expenses to average net assets	0.98	%(c)	0.97%	0.98%	0.99%	1.00%	1.01%
Portfolio turnover rate(d)	26.56	%(b)	53.34%	43.51%	33.06%	26.06%	34.96%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares

	Six Months Ended
	March 31,		Period Ended
	2022		September 30,
Regnan Global Equity Impact Solutions	(Unaudited)		2021(a)

Net asset value, beginning of period	$9.22		$10.00

Loss from investment operations:
Net investment income(b)	—		(—	)(c)
Net realized and unrealized losses from investments and foreign currency	(1.04)		(0.78)

Total from investment operations	(1.04)		(0.78)

Change in net asset value	(1.04)		(0.78)

Net asset value, end of period	$8.18		$9.22

Total return(d)	(11.28%)		(7.80%)
Ratios/Supplemental data:

Net assets, end of period (000’s)	$10,947		$1,868
Ratio of net expenses to average net assets	0.89	%(e)	0.89	%(e)
Ratio of net investment income (loss) to average net assets	0.10	%(e)	(0.61	%)(e)
Ratio of gross expenses to average net assets	3.21	%(e)	8.76	%(e)
Portfolio turnover rate(f)	20.92%		4.30	%(d)

(a)	For the period from August 23, 2021, commencement of operations, to September 30, 2021.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares

	Period Ended
	March 31,
	2022(a)
TSW Emerging Markets Fund	(Unaudited)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.02
Net realized and unrealized losses from investments and foreign currency	(0.62)

Total from investment operations	(0.60)

Change in net asset value	(0.60)

Net asset value, end of period	$9.40

Total return(c)	(6.00%)
Ratios/Supplemental data:

Net assets, end of period (000’s)	$9,405
Ratio of net expenses to average net assets	0.99	%(d)
Ratio of net investment income to average net assets	0.80	%(d)
Ratio of gross expenses to average net assets	1.61	%(d)
Portfolio turnover rate(e)	3.87	%(c)

(a)	For the period from December 21, 2021, commencement of operations, to March 31, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares

	Period Ended
	March 31,
	2022(a)
TSW High Yield Bond Fund	(Unaudited)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.20
Net realized and unrealized losses from investments and foreign currency	(0.48)

Total from investment operations	(0.28)

Less distributions paid:
From net investment income	(0.20)

Total distributions paid	(0.20)

Change in net asset value	(0.48)

Net asset value, end of period	$9.52

Total return(c)	(2.81%)
Ratios/Supplemental data:

Net assets, end of period (000’s)	$11,918
Ratio of net expenses to average net assets	0.65	%(d)
Ratio of net investment income to average net assets	4.71	%(d)
Ratio of gross expenses to average net assets	1.32	%(d)
Portfolio turnover rate(e)	21.75	%(c)

(a)	For the period from October 26, 2021, commencement of operations, to March 31, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
TSW Large Cap Value Fund	Period Ended March 31, 2022 (Unaudited)(a)		Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value, beginning of period	$15.60		$11.46	$12.50	$13.69	$13.37	$13.11

Income (loss) from investment operations:
Net investment income(b)	0.06		0.03	0.08	0.22	0.07	0.07
Net realized and unrealized gains (losses) from investments and foreign currency	1.12		4.74	(0.58)	0.39	1.35	1.56

Total from investment operations	1.18		4.77	(0.50)	0.61	1.42	1.63

Less distributions paid:
From net investment income	—		(0.05)	(0.10)	(0.20)	(0.07)	(0.08)
From net realized gains	(1.82)		(0.58)	(0.44)	(1.60)	(1.03)	(1.29)

Total distributions paid	(1.82)		(0.63)	(0.54)	(1.80)	(1.10)	(1.37)

Change in net asset value	(0.64)		4.14	(1.04)	(1.19)	0.32	0.26

Net asset value, end of period	$14.96		$15.60	$11.46	$12.50	$13.69	$13.37

Total return(c)	8.43%		42.90%	(4.25%)	6.38%	11.03%	13.32%
Ratios/Supplemental data:

Net assets, end of period (000’s)	$44,617		$39,445	$30,593	$35,956	$41,099	$40,234
Ratio of net expenses to average net assets	0.83	%(d)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	0.66	%(d)	0.24%	0.70%	1.78%	0.54%	0.56%
Ratio of gross expenses to average net assets	1.06	%(d)	1.77%	1.88%	1.74%	1.68%	1.63%
Portfolio turnover rate(e)	23.99%		29.00%	64.00%	46.00%	60.00%	40.00%

(a)	For the period from November 1, 2021 to March 31, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

JOHCM Funds Trust (the “Trust”) is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated December 4, 2020. As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The JOHCM Credit Income Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM Global Select Fund (formerly the JOHCM Global Equity Fund), the JOHCM Global Income Builder Fund, the JOHCM International Opportunities Fund, the JOHCM International Select Fund, the Regnan Global Equity Impact Solutions, the TSW High Yield Bond Fund, the TSW Large Cap Value Fund, and the TSW Emerging Markets Fund (each, a “Fund” and collectively, the “Funds”) are each a diversified fund and a series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or the “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust.

Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable. As of March 31, 2022, the following classes of shares were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Credit Income Fund	Advisor Shares: December 18, 2020 Institutional Shares: August 17, 2020	to preserve capital and deliver returns through a combination of income and modest capital appreciation.
JOHCM Emerging Markets Opportunities Fund	Advisor Shares: November 21, 2012 Investor Shares: December 18, 2013 Institutional Shares: November 21, 2012	to seek long-term capital appreciation
JOHCM Emerging Markets Small Mid Cap Equity Fund	Advisor Shares: January 28, 2016 Institutional Shares: December 17, 2014	to seek long-term capital appreciation
JOHCM Global Select Fund	Advisor Shares: March 22, 2013 Institutional Class Shares: March 22, 2013	to seek long-term capital appreciation
JOHCM Global Income Builder Fund	Advisor Shares: November 29, 2017 Investor Shares: June 28, 2019 Institutional Shares: November 29, 2017	to seek a level of current income that is consistent with the preservation and long-term growth of capital in inflation-adjusted terms
JOHCM International Opportunities Fund	Institutional Shares: September 29, 2016	to achieve long-term total return by investing in a focused portfolio of international equity securities
JOHCM International Select Fund	Investor Shares: March 31, 2010 Institutional Shares: July 29, 2009	to seek long-term capital appreciation
Regnan Global Equity Impact Solutions	Institutional Shares: August 23, 2021	to seek long-term capital appreciation by investing in companies that contribute solutions to addressing the world’s major social and environmental challenges
TSW High Yield Bond Fund	Institutional Shares: October 26, 2021	to seek high current income with a secondary focus on capital appreciation
TSW Large Cap Value Fund	Institutional Shares: July 16, 1992	to seek maximum long-term total return, consistent with reasonable risk to principal
TSW Emerging Markets Fund	Institutional Shares: December 21, 2021	to maximize long-term capital appreciation

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Prior to July 19, 2021, the JOHCM Credit Income Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM Global Select Fund, the JOHCM Global Income Builder Fund, the JOHCM International Opportunities Fund, and the JOHCM International Select Fund operated as the JOHCM Credit Income Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM Global Equity Fund, the JOHCM Global Income Builder Fund, the JOHCM International Opportunities Fund, and the JOHCM International Select Fund, each a series of Advisers Investment Trust (together the “AIT Predecessor Funds”; each an “AIT Predecessor Fund”). Each AIT Predecessor Fund, except for the JOHCM Credit Income Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund and the JOHCM International Select Fund, were authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM Credit Income Fund was authorized to issue two classes of shares: Class I Shares and Institutional shares. The JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund was authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class was distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees incurred, as applicable.

On July 19, 2021 the Predecessor Funds were reorganized into JOHCM Funds Trust, pursuant to a Plan of Reorganization approved by the Advisers Investment Trust’s Board of Trustees on December 10, 2020 and by the AIT Predecessor Funds’ shareholders on June 2, 2021 and July 9, 2021 (the “AIT Reorganizations”). At the time of the AIT Reorganizations, each AIT Predecessor Fund transferred all of its assets to its corresponding Fund in exchange for shares of the corresponding JOHCM Fund and the assumption of all of the liabilities of the AIT Predecessor Fund by the corresponding JOHCM Fund. Upon closing of the AIT Reorganizations, holders of an AIT Predecessor Fund’s shares received shares of the corresponding JOHCM Fund’s shares. The AIT Reorganizations were tax-free for U.S federal income tax purposes.

Prior to December 6, 2021, the TSW Large Cap Value Fund operated as the TS&W Equity Portfolio, a series of Advisors’ Inner Circle Fund (the “TSW Predecessor Fund”), with a fiscal year end of October 31st. The TSW Predecessor Fund was authorized to issue one class of shares, Institutional Shares. On December 6, 2021 the TSW Predecessor Fund was reorganized into JOHCM Funds Trust, pursuant to a Plan of Reorganization approved by the Advisors’ Inner Circle Fund’s Board of Trustees on August 17-18, 2021 and by the TSW Predecessor Fund’s shareholders on November 30, 2021 (the “TSW Reorganization”). At the time of the TSW Reorganization, the TSW Predecessor Fund transferred all of its assets to the TSW Large Cap Value Fund in exchange for shares of the TSW Large Cap Value Fund and the assumption of all of the liabilities of the TSW Predecessor Fund by the TSW Large Cap Value Fund. Upon closing of the TSW Reorganization, holders of the TSW Predecessor Fund’s shares received shares of the TSW Large Cap Value Fund’s Institutional Shares, which has a September 30th fiscal year end. The TSW Reorganization was tax-free for U.S federal income tax purposes.

A.   Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service, approved by the Trustees, as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, more specifically, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), a Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2022 in valuing each Fund’s investments based upon the three fair value levels defined above:

			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total

JOHCM Credit Income Fund
Closed-End Funds	$58,833	$—	$—	$58,833
Common Stocks	—	9,363	—	9,363
Convertible Bonds*	—	1,065,148	—	1,065,148
Corporate Bonds*	—	3,994,997	—	3,994,997
Foreign Issuer Bonds*	—	323,159	—	323,159
Preferred stocks*	43,906	156,100	—	200,006
Short-Term Investments	711,271	—	—	711,271

Total Investments	$814,010	$5,548,767	$—	$6,362,777

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total

JOHCM Emerging Markets Opportunities Fund
Common Stocks:
Brazil	$62,515,313	$—	$—	$62,515,313
Canada	24,445,396	—	—	24,445,396
India	24,254,482	70,347,827	—	94,602,309
Mexico	43,006,512	—	—	43,006,512
Russia	—	—	—**	—
Other*	—	468,003,522	—	468,003,522

Total common stocks	$154,221,703	$538,351,349	$—	$692,573,052

Preferred stocks	$26,790,804	$—	$—	$26,790,804

Total Investments	$181,012,507	$538,351,349	$—	$719,363,856

JOHCM Emerging Markets Small Mid Cap Equity Fund
Common Stocks:
Brazil	$3,782,687	$—	$—	$3,782,687
Canada	1,951,727	—	—	1,951,727
Chile	482,430	—	—	482,430
Greece	366,404	1,039,850	—	1,406,254
India	493,363	8,097,264	—	8,590,627
Mexico	862,640	—	—	862,640
Russia	—	—	—**	—
Thailand	269,764	2,952,339	—	3,222,103
Uruguay	660,140	—	—	660,140
Other*	—	24,566,608	—	24,566,608

Total common stocks	$8,869,155	$36,656,061	$—	$45,525,216

Equity-Linked Securities	$—	$526,899	$—	$526,899
Preferred stocks	429,614	—	—	429,614

Total Investments	$9,298,769	$37,182,960	$—	$46,481,729

JOHCM Global Income Builder Fund
Closed-End Funds	$425,218	$—	$—	$425,218
Common Stocks:
Canada	421,702	—	—	421,702
Mexico	495,979	—	—	495,979
Netherlands	737,359	—	—	737,359
Switzerland	897,977	3,808,040	—	4,706,017
Taiwan	777,675	—	—	777,675
United Kingdom	2,172,118	5,049,255	—	7,221,373
United States	25,386,955	—	—	25,386,955
Other*	—	15,992,913	—	15,992,913

Total common stocks	$30,889,765	$24,850,208	$—	$55,739,973

Convertible Bonds*	$—	$5,291,491	$—	$5,291,491
Corporate Bonds	—	14,407,223	—	14,407,223
Exchange Traded Funds	2,683,583	—	—	2,683,583
Foreign Issuer Bonds*	—	1,563,958	—	1,563,958
Preferred stocks:
Chile	471,644	—	—	471,644

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total

Other*	$—	$1,546,794	$—	$1,546,794

Total preferred stocks	$471,644	$1,546,794	$—	$2,018,438

Short-Term Investments	$4,279,055	$—	$—	$4,279,055
Warrants*	100,027	—	—	100,027

Total Investments	$38,849,292	$47,659,674	$—	$86,508,966

JOHCM Global Select Fund
Common Stocks:
Germany	$7,593,502	$—	$—	$7,593,502
Ireland	24,055,631	—	—	24,055,631
Netherlands	10,948,407	22,079,525	—	33,027,932
United Kingdom	25,717,265	—	—	25,717,265
United States	269,414,680	—	—	269,414,680
Other*	—	127,579,202	—	127,579,202

Total common stocks	$337,729,485	$149,658,727	$—	$487,388,212

Total Investments	$337,729,485	$149,658,727	$—	$487,388,212

JOHCM International Opportunities Fund
Common Stocks:
Canada	$118,359	$—	$—	$118,359
United States	61,249	—	—	61,249
Other*	—	2,214,386	—	2,214,386

Total common stocks	$179,608	$2,214,386	$—	$2,393,994

Total Investments	$179,608	$2,214,386	$—	$2,393,994

JOHCM International Select Fund
Common Stocks:
Canada	$359,547,072	$—	$—	$359,547,072
Germany	194,532,037	528,201,691	—	722,733,728
Ireland	754,027,391	—	—	754,027,391
Netherlands	236,526,317	790,123,725	—	1,026,650,042
United States	278,221,087	—	—	278,221,087
Other*	—	7,957,809,900	—	7,957,809,900

Total common stocks	$1,822,853,904	$9,276,135,316	$—	$11,098,989,220

Total Investments	$1,822,853,904	$9,276,135,316	$—	$11,098,989,220

Regnan Global Equity Impact Solutions
Closed-End Funds	$—	$114,671	$—	$114,671
Common Stocks:
Brazil	686,166	—	—	686,166
United Kingdom	152,363	498,656	—	651,019
United States	2,595,377	—	—	2,595,377
Other*	—	6,211,442	—	6,211,442

Total common stocks	$3,433,906	$6,710,098	$—	$10,144,004

Total Investments	$3,433,906	$6,824,769	$—	$10,258,675

TSW Emerging Markets Fund
Common Stocks:
Argentina	$118,948	$—	$—	$118,948
Brazil	639,418	—	—	639,418
Canada	61,450	—	—	61,450

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total

China	$95,542	$1,784,056	$—	$1,879,598
India	246,220	410,057	—	656,277
Mexico	534,568	—	—	534,568
Singapore	107,811	—	—	107,811
South Korea	—	1,254,220	91,833	1,346,053
United States	202,770	—	—	202,770
Other*	—	3,696,967	—	3,696,967

Total common stocks	$2,006,727	$7,145,300	$91,833	$9,243,860

Total Investments	$2,006,727	$7,145,300	$91,833	$9,243,860

TSW High Yield Bond Fund
Corporate Bonds*	$—	$9,793,543	$—	$9,793,543
Foreign Issuer Bonds*	—	1,758,172	—	1,758,172
Short-Term Investments	78,346	—	—	78,346

Total Investments	$78,346	$11,551,715	$—	$11,630,061

TSW Large Cap Value Fund
Common Stocks*	$40,404,086	$—	$—	$40,404,086
Short-Term Investments	4,434,375	—	—	4,434,375

Total Investments	$44,838,461	$—	$—	$44,838,461

*	See additional categories in the Schedule of Investments.

**	Amount is $0.

As of March 31, 2022, there were Level 3 investments held in certain Funds as noted above. The value of these securities compared to each Fund’s total net assets is not material and, therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

At March 31, 2022, the Funds held equity-linked securities issued by counterparties as follows:

			% of
Fund	Counterparty	Fair value	Net Assets

JOHCM Emerging Markets Small Mid Cap Fund	CLSA Global Markets Pte. Ltd.	$526,899	1.1%

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Funds’ securities and the price of a Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

There were no forward foreign currency exchange contracts as of or for the six months ended March 31, 2022.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Non-cash dividends are recognized as investment income at the fair value of the asset received.

EXPENSE ALLOCATIONS

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.

The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

DIVIDENDS AND DISTRIBUTIONS

Distributions of dividends from net investment income, if any, are declared and paid as follows:

Declaration and
Payment Frequency

JOHCM Credit Income Fund	Daily/Monthly
JOHCM Emerging Markets Opportunities Fund	Annually
JOHCM Emerging Markets Small Mid Cap Equity Fund	Annually
JOHCM Global Select Fund	Annually
JOHCM Global Income Builder Fund	Daily/Monthly
JOHCM International Opportunities Fund	Annually
JOHCM International Select Fund	Annually
Regnan Global Equity Impact Solutions	Annually
TSW High Yield Bond Fund	Daily/Monthly
TSW Large Cap Value Fund	Quarterly
TSW Emerging Markets Fund	Annually

The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’, excluding the TSW Large CapValue Fund, U.S. federal income tax returns for the tax years ended September 30, 2018 through September 30, 2021, as applicable, remain subject to examination by the Internal Revenue Service. The TSW Large Cap Value Fund’s U.S. federal income tax returns for the tax years ended October 31, 2018 through October 31, 2021 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

CAPITAL GAIN TAXES

Investments in certain foreign securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The JOHCM Emerging Markets Small Mid Cap Fund paid $72,839 in capital gain taxes during the period. This amount is included in the net realized gains (losses) from investment transactions on the Statement of Operations.

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, for example, an epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects may be short term or may last for an extended period of time, and in either case can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Specific risks vary greatly between the various Eastern European markets, but they include, among others, corporate governance, fiscal stability, banking regulations, European Union accession and continued membership, global commodity prices, political stability and market liquidity.

For example, in February 2022, Russia commenced a military invasion of Ukraine. This outbreak of hostilities could result in more widespread conflict and have a severe adverse effect on the region and the markets for securities and commodities. Russia’s invasion of Ukraine has led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries and organizations against Russia and Belarus. Russia’s invasion and the resulting sanctions could adversely affect global energy, commodity and financial markets, and thus could affect the value of the Funds’ investments and broader global markets and economies, even beyond any direct exposure the fund may have to Russian or Ukrainian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial, and may put significant pressure on global financial systems, including on banks and custodians. The market capitalizations of many Russian companies have already experienced significant declines, and Russia closed its securities markets for an extended period of time, before reopening with limited trading. These market disruptions may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact a Fund’s investments in Russian securities. Sanctions could result in the immediate freeze of Russian securities, impairing the ability of a fund to buy, sell, receive or deliver those securities. Both the current and potential future sanctions and other government actions against Russia also could result in Russia taking counter measures or retaliatory actions, which may impair further the value or liquidity of Russian securities and negatively impact a fund or the broader global markets. Any or all of these potential results could lead Russian and other economic regions into a recession.

Instruments in which the Funds invest may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. On March 5, 2021, the United Kingdom Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), announced that most LIBOR settings would no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings would no longer be published after June 30, 2023. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability.

B.	Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with JOHCM USA Inc. (the “Adviser” or “JOHCM”) to provide investment management services to the Funds.

Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statement of Operations. Under the terms of the Agreement, JOHCM receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). JOHCM has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Fund	Class	Advisory Fee	Expense Limitation
JOHCM Credit Income Fund	Advisor Shares	0.55%	0.68%
JOHCM Credit Income Fund	Institutional Shares	0.55%	0.58%
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	0.90%	1.12%
JOHCM Emerging Markets Opportunities Fund	Investor Shares	0.90%	1.27%
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	0.90%	1.04%
JOHCM Emerging Markets Small Mid Cap Equity Fund	Advisor Shares	1.30%	1.59%
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional Shares	1.30%	1.49%
JOHCM Global Income Builder Fund	Advisor Shares	0.67%	0.82%
JOHCM Global Income Builder Fund	Investor Shares	0.67%	0.97%
JOHCM Global Income Builder Fund	Institutional Shares	0.67%	0.72%
JOHCM Global Select Fund	Advisor Shares	0.89%	1.08%
JOHCM Global Select Fund	Institutional Shares	0.89%	0.98%
JOHCM International Opportunities Fund	Institutional Shares	0.75%	0.88%
JOHCM International Select Fund	Investor Shares	0.89%(a)	1.21%
JOHCM International Select Fund	Institutional Shares	0.89%(a)	0.98%
Regnan Global Equity Impact Solutions	Institutional Shares	0.75%	0.89%
TSW Emerging Markets Fund	Institutional Shares	0.80%	0.99%
TSW High Yield Bond Fund	Institutional Shares	0.50%	0.65%
TSW Large Cap Value Fund	Institutional Shares	0.58%	0.73%

(a)

The rate disclosed is the effective rate during the reporting period. As of January 28, 2022 the fee rate is 0.89% on net assets up to $15 billion and 0.87% on net assets in excess of $15 billion. Prior to January 28, 2022 the advisory fee was 0.89% on all net assets.

The expense limitation agreement is effective until January 28, 2023 for the Funds. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, including prior waivers or reimbursements in the AIT Predecessor Funds that were available for recoupment by J O Hambro Capital Management Limited at the time the AIT reorganizations, for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the TSW Emerging Markets Funds, the TSW High Yield Bond Fund, and the TSW Large Cap Value Fund. For its services, the Sub-Adviser is paid a fee of 0.65%, 0.35%, and 0.43%, based on average daily net assets of the TSW Emerging Markets Funds, the TSW High Yield Bond Fund, and the TSW Large Cap Value Fund, respectively, by the Adviser.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

For the six months ended March 31, 2022, the Funds incurred advisory fees payable to JOHCM, expense waivers/reimbursements from JOHCM, and paid expense recoupments to JOHCM as follows:

Fund	Advisory Fee to JOHCM	Expenses Reduced by JOHCM	Advisory Fees Recouped by JOHCM
JOHCM Credit Income Fund	$15,513	$22,877	$—
JOHCM Emerging Markets Opportunities Fund	3,735,212	—	—
JOHCM Emerging Markets Small Mid Cap Equity Fund	308,440	46,666	—
JOHCM Global Income Builder Fund	308,121	35,105	—
JOHCM Global Select Fund	2,474,104	—	—
JOHCM International Opportunities Fund	10,651	21,403	—
JOHCM International Select Fund	57,474,705	—	—
Regnan Global Equity Impact Solutions	23,656	73,099	—
TSW Emerging Markets Fund*	21,549	16,572	—
TSW High Yield Bond Fund**	26,001	34,781	—
TSW Large Cap Value Fund***	79,813	9,285	—

*	For the period from December 21, 2021, commencement of operations, to March 31, 2022.
**	For the period from October 26, 2021, commencement of operations, to March 31, 2022.
***	For the period from December 6, 2021 to March 31, 2022.

The balances of recoverable expenses to JOHCM by Funds at March 31, 2022 were as follows:

				JOHCM
			JOHCM	Emerging	JOHCM				Regnan		TSW	TSW
		JOHCM	Emerging	Markets	Global	JOHCM	JOHCM	JOHCM	Global	TSW	High	Large
		Credit	Markets	Small	Income	Global	International	International	Equity	Emerging	Yield	Cap
For the year		Income	Opportunities	Mid Cap	Builder	Select	Opportunities	Select	Impact	Markets	Bond	Value
ended:	Expiring	Fund	Fund	Equity Fund	Fund	Fund	Fund	Fund	Solutions	Fund	Fund	Fund
September 30 2019	September 30, 2022	$—	$ —	$238,798	$28,639	$ —	$ 21,181	$ —	$—	$—	$—	$—
September 30, 2020	September 30, 2023	10,656	—	201,003	123,468	—	80,299	—	—	—	—	—
September 30, 2021	September 30, 2024	72,620	—	121,344	64,632	—	47,711	—	16,338	—	—	—
March 31, 2022****	September 30, 2025	22,877	—	46,666	35,105	—	21,403	—	73,099	16,572*	34,781**	9,285***

Balances of Recoverable Expenses to JOHCM		$106,153	$ —	$607,811	$251,844	$ —	$170,594	$ —	$89,437	$16,572	$34,781	$9,285

*	For the period from December 21, 2021, commencement of operations, to March 31, 2022.
**	For the period from October 26, 2021, commencement of operations, to March 31, 2022.
***	For the period from December 6, 2021 to March 31, 2022.
****	Unless noted otherwise, for the six months ended March 31, 2022.

Prior to December 6, 2021, Thompson, Siegel & Walmsley LLC (“TSW”) acted as the sole investment advisor to the TSW Predecessor Fund at a fee calculated at an annual rate of 0.75% of the average daily net assets of the fund. For the period November 1, 2021 through December 5, 2021, the TSW Predecessor Fund incurred advisory fees payable to TSW of $ 27,710. For the year ended October 31, 2021, the TSW Predecessor Fund incurred advisory fees payable to TSW of $284,739.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

TSW had voluntarily agreed to waive a portion of its advisory fees and to assume expenses in order the keep the TSW Predecessor Fund’s total annual operating expenses form exceeding 1.20% of the average daily net assets of the fund. TSW did not have the ability to recapture previously waived fees or reimbursed expenses. For the period November 1, 2021 through December 5, 2021, TSW waived expenses of $30,252 for the TSW Predecessor Fund. For the year ended October 31, 2021, TSW waived expenses of $215,525.

JOHCM Funds Distributors, LLC (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. JOHCM, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the JOHCM Funds Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations. Northern Trust agreed to voluntarily waive its prior minimum fees and certain other expenses. This voluntary waiver agreement terminated at the time of the AIT Reorganizations, and the waivers were not subject to recoupment. Amounts waived by Northern Trust are included in “Expenses reduced by Service Providers” on the Statements of Operations.

For the six months ended March 31, 2022, Northern Trust voluntarily waived expenses as follows:

Expenses
Waived by
Northern
Fund	Trust
JOHCM Emerging Markets Opportunities Fund	$6,334
JOHCM Emerging Markets Small Mid Cap Equity Fund	1,632
JOHCM Global Income Builder Fund	315
JOHCM Global Select Fund	538
JOHCM International Select Fund	8,539

Prior to December 6, 2021, the TSW Predecessor Fund paid SEI Investments Global Funds Services an administrative services fee, which varied depending on the number of share classes and the average daily net assets of the fund. For the period November 1, 2021 through December 5, 2021 the TSW Predecessor Fund incurred administrative services fees payable to SEI Investments Global Funds Services of $11,301. DST Systems, Inc. served as transfer agent to the TSW Predecessor Fund, and U.S. Bank, N.A. served as custodian prior to December 6, 2021. For the period November 1, 2021 through December 5, 2021 the TSW Predecessor Fund incurred transfer agent fees payable to DST Systems, Inc. of $14,405 and custody fees of $452 payable to U.S. Bank N.A.

Foreside Fund Officer Services, LLC (“Foreside”) provides principal financial officer and treasurer services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay Foreside an annual fee based on the JOHCM Funds’ complex level net assets, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to Foreside pursuant to these agreements are reflected as “Treasurer Service” fees on the Statements of Operations.

JOHCM and the Trust have entered into an Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which JOHCM provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by JOHCM in connection with the services JOHCM provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse JOHCM in such amounts as are approved by the Board of Trustees of the Trust (the “Board”) from time to time. Total fees paid to JOHCM pursuant to the ACSS Agreement are reflected as

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

“JOHCM Compliance” fees in the Statements of Operations. Prior to December 6, 2021, the TSW Predecessor Fund paid the chief compliance officer and his staff, employees of SEI Investments Global Funds Services, for compliance services. For the period November 1, 2021 through December 5, 2021 the TSW Predecessor Fund incurred compliance fees of $2,268.

JOHCM and the Trust have entered into an Institutional Class Shareholder Services, Recordkeeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Class shares of each Fund shall reimburse JOHCM or its designee for any payments JOHCM or such designee makes to third-party service providers for personal services, accounting or subaccounting, recordkeeping and/or other administrative services provided to beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. Total fees reimbursed to JOHCM pursuant to the Shareholder Services Agreement are reflected as “Shareholder Services - Institutional” fees in the Statements of Operations.

Certain officers and Trustees of the Trust are affiliated with JOHCM, Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. The Trust paid each Independent Trustee compensation for their services based on an annual retainer of $105,000, certain committee and chairperson retainers and reimbursement for certain expenses. For the six months ended March 31, 2022, the aggregate Trustee compensation paid by the Trust was $252,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds are reflected as “Trustees” expenses on the Statements of Operations.

C.	Rule 12b-1 Plan

The Funds adopted an amended plan under Rule 12b-1 that is applicable to Advisor Shares and Investor Shares to pay for certain distribution and promotion activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection there with at annual rates of 0.10% and 0.25% of the average daily net assets of the outstanding Advisor Shares and Investor Shares, respectively. Total fees paid pursuant to the plan are reflected as “12b-1 Fees” on the Statements of Operations.

D.	Credit Agreements

The Trust, on behalf of the JOHCM Credit Income Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM Global Select Fund, the JOHCM Global Income Builder Fund, the JOHCM International Opportunities Fund, the JOHCM International Select Fund, and the Regnan Global Equity Impact Solutions, entered into a $100 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes effective July 19, 2021. The Credit Agreement permits the noted Funds to borrow up to an aggregate amount of $100 million, $50 million of which is committed and $50 million of which is uncommitted. Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the sum of the U.S. Federal Fund Target Rate plus 1.50% per annum.

During the six months ended March 31, 2022, the following Funds had borrowings with the average loan and weighted interest rate as disclosed below:

Fund	Dollar Amount	Days Outstanding	Rate

JOHCM Emerging Markets Opportunities Fund	$7,119,286	5	2.00%
JOHCM Emerging Markets Small Mid Cap Equity Fund	708,206	6	2.00
JOHCM Global Select Fund	4,761,707	3	2.00
JOHCM International Opportunities Fund	582,666	5	2.00
JOHCM International Select Fund	53,318,067	3	2.00

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

The JOCHM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM Global Select Fund, the JOHCM International Opportunities Fund and the JOHCM International Select Fund incurred interest expense of $1,978, $236, $794, $162 and $8,886, respectively, related to borrowings under the Credit Agreements during the six months ended March 31, 2022 respectively. The amounts are included in the “Interest Expense” on the Statements of Operations.

E.	Investment Transactions

For the six months ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from sales
JOHCM Credit Income Fund	$1,575,840	$383,016
JOHCM Emerging Markets Opportunities Fund	190,429,287	204,246,982
JOHCM Emerging Markets Small Mid Cap Equity Fund	30,432,640	28,686,646
JOHCM Global Income Builder Fund	54,943,962	64,854,598
JOHCM Global Select Fund	106,163,228	139,110,236
JOHCM International Opportunities Fund	1,068,644	1,790,688
JOHCM International Select Fund	3,284,741,899	3,463,821,016
Regnan Global Equity Impact Solutions	10,427,164	1,268,946
TSW Emerging Markets Fund*	10,205,667	355,533
TSW High Yield Bond Fund**	14,740,280	2,570,939
TSW Large Cap Value Fund***	9,221,474	9,288,600

*	For the period from December 21, 2021, commencement of operations, to March 31, 2022.
**	For the period from October 26, 2021, commencement of operations, to March 31, 2022.
***	For the period from November 1, 2021 to March 31, 2022.

F.	Federal Income Tax

As of March 31, 2022, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

JOHCM Credit Income Fund	$6,654,244	$45,171	$(336,638)	$(291,467)
JOHCM Emerging Markets Opportunities Fund	656,505,052	116,436,958	(53,578,154)	62,858,804
JOHCM Emerging Markets Small Mid Cap Equity Fund	42,643,834	6,800,154	(2,962,259)	3,837,895
JOHCM Global Income Builder Fund	79,109,558	9,451,985	(2,052,577)	7,399,408
JOHCM Global Select Fund	362,336,789	141,558,683	(16,507,260)	125,051,423
JOHCM International Opportunities Fund	2,526,824	132,066	(264,896)	(132,830)
JOHCM International Select Fund	9,137,758,777	2,402,129,906	(440,899,463)	1,961,230,443
Regnan Global Equity Impact Solutions	11,053,226	144,419	(938,970)	(794,551)
TSW Emerging Markets Fund	9,618,079	462,624	(836,843)	(374,219)
TSW High Yield Bond Fund	12,215,878	45,012	(630,829)	(585,817)
TSW Large Cap Value Fund	34,815,423	10,327,200	(304,162)	10,023,038

The tax character of distributions paid by the Funds during the latest tax years ended September 30, 2021 and September 30, 2020 were as follows:

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

	Distributions From
	Ordinary		Long-Term		Ordinary	Long-Term	Ordinary	Long-Term
	Income*		Capital Gains		Income*	Capital Gains	Income	Capital Gains
Fund	2021		2021		2020	2020	2019	2019
JOHCM Credit Income Fund	$169,004		$754		$15,908	$—
JOHCM Emerging Markets Opportunities Fund	8,272,143		—		23,243,067	—
JOHCM Emerging Markets Small Mid Cap Equity Fund	221,726	**	—	**	178,137	—
JOHCM Global Income Builder Fund	3,063,276		—		2,723,962	93,453
JOHCM Global Select Fund	202,822		26,778,354		4,522,375	48,545,641
JOHCM International Opportunities Fund	48,597		27,795		49,029	4,424
JOHCM International Select Fund	60,638,266		267,191,558		83,007,334	—
TSW Large Cap Value Fund***	140,896		1,548,484		280,034	1,257,667	$618,804	$4,668,260

*	Ordinary income includes short-term capital gains, if any.
**

The amounts do not include tax equalization utilized of $1,962,464 and $904,584 in ordinary income and net long term capital gains, respectively, in which the Fund designated as being distributed to shareholders on their redemption of shares.

***	For the TSW Predecessor Fund’s prior tax years ended October 31, 2021, 2020 and 2019, respectively.

As of the latest tax year ended September 30, 2021, the components of accumulated earnings on a tax basis were as follows:

		Undistributed			Total
	Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
	Ordinary	Capital	Capital and	Appreciation	Earnings
Fund	Income	Gains	Other Losses	(Depreciation)	(Deficit)

JOHCM Credit Income Fund	$31,473	$—	$(2,207)	$45,576	$74,842
JOHCM Emerging Markets Opportunities Fund	12,919,444	—	(1,431,457)	100,205,015	111,693,002
JOHCM Emerging Markets Small Mid Cap Equity Fund	8,278,249	3,815,803	—	6,277,543	18,371,595
JOHCM Global Income Builder Fund	872,557	730,529	(105,543)	12,060,133	13,557,676
JOHCM Global Select Fund	10,311,059	85,105,952	—	171,261,971	266,678,982
JOHCM International Opportunities Fund	257,188	72,706	—	138,148	468,042
JOHCM International Select Fund	234,506,676	1,028,090,909	—	2,875,051,700	4,137,649,285
Regnan Global Equity Impact Solutions	—	—	(37)	(154,115)	(154,152)
TSW Large Cap Value Fund*	1,710,000	3,010,215	(7)	9,969,174	14,689,382

*	For the TSW Predecessor Fund’s prior tax year ended October 31, 2021.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

As of the tax year ended September 30, 2021, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward

JOHCM Emerging Markets Opportunities Fund	$1,431,457	$—
Regnan Global Equity Impact Solutions	37	—

During the tax year ended September 30, 2021, the JOHCM Emerging Markets Opportunities and JOHCM Emerging Markets Small Mid Cap Equity Funds utilized $51,880,809 and $1,104,666, respectively, in capital loss carry forwards.

G.	Capital Share Transactions

Transactions in dollars for fund shares for the six months ended March 31, 2022, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets

JOHCM Credit Income Fund	Advisor Shares	$—	$185	$—	$185
JOHCM Credit Income Fund	Institutional Shares	1,500,000	104,897	—	1,604,897
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	24,553,073	2,027,795	(6,953,255)	19,627,613
JOHCM Emerging Markets Opportunities Fund	Investor Shares	4,281,703	323,106	(7,235,164)	(2,630,355)
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	117,262,378	25,240,159	(158,532,203)	(16,029,666)
JOHCM Emerging Markets Small Mid Cap Equity Fund	Advisor Shares	1,006,304	3,303,179	(2,536,095)	1,773,388
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional Shares	5,942,408	7,719,433	(1,167,655)	12,494,186
JOHCM Global Income Builder Fund	Advisor Shares	14,830	266,260	(141,872)	139,218
JOHCM Global Income Builder Fund	Investor Shares	3,124	2,264	(1,022)	4,366
JOHCM Global Income Builder Fund	Institutional Shares	7,027,063	1,924,203	(15,832,712)	(6,881,446)
JOHCM Global Select Fund	Advisor Shares	2,554,175	7,412,086	(12,210,862)	(2,244,601)
JOHCM Global Select Fund	Institutional Shares	14,526,694	76,791,961	(47,199,128)	44,119,527
JOHCM International Opportunities Fund	Institutional Shares	—	331,277	(820,790)	(489,513)
JOHCM International Select Fund	Investor Shares	15,562,850	72,404,775	(21,907,625)	66,060,000
JOHCM International Select Fund	Institutional Shares	1,637,858,268	754,625,044	(1,500,433,430)	892,049,882
Regnan Global Equity Impact Solutions	Institutional Shares	10,241,438	—	(389,500)	9,851,938
TSW Emerging Markets Fund*	Institutional Shares	10,000,000	—	—	10,000,000
TSW High Yield Bond Fund**	Institutional Shares	12,300,000	213,444	—	12,513,444
TSW Large Cap Value Fund***	Institutional Shares	4,195,336	4,680,268	(2,401,258)	6,474,346

*	For the period from December 21, 2021, commencement of operations, to March 31, 2022.
**	For the period from October 26, 2021, commencement of operations, to March 31, 2022.
***	For the period from November 1, 2021 to March 31, 2022.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Transactions in shares of fund shares for the six months ended March 31, 2022, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares

JOHCM Credit Income Fund	Advisor Shares	—	19	—	19
JOHCM Credit Income Fund	Institutional Shares	154,162	10,669	—	164,831
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	1,977,028	164,727	(566,488)	1,575,267
JOHCM Emerging Markets Opportunities Fund	Investor Shares	340,873	26,205	(567,686)	(200,608)
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	9,490,316	2,045,394	(13,308,686)	(1,772,976)
JOHCM Emerging Markets Small Mid Cap Equity Fund	Advisor Shares	69,032	242,169	(198,152)	113,049
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional Shares	447,950	565,112	(76,920)	936,142
JOHCM Global Income Builder Fund	Advisor Shares	1,315	23,991	(13,055)	12,251
JOHCM Global Income Builder Fund	Investor Shares	282	204	(96)	390
JOHCM Global Income Builder Fund	Institutional Shares	635,493	173,334	(1,423,354)	(614,527)
JOHCM Global Select Fund	Advisor Shares	129,403	376,248	(570,665)	(65,014)
JOHCM Global Select Fund	Institutional Shares	794,796	3,886,233	(2,484,696)	2,196,333
JOHCM International Opportunities Fund	Institutional Shares	—	33,769	(68,115)	(34,346)
JOHCM International Select Fund	Investor Shares	547,163	2,450,246	(778,528)	2,218,881
JOHCM International Select Fund	Institutional Shares	56,078,970	25,580,510	(53,880,799)	27,778,681
Regnan Global Equity Impact Solutions	Institutional Shares	1,177,035	—	(41,747)	1,135,288
TSW Emerging Markets Fund*	Institutional Shares	1,000,000	—	—	1,000,000
TSW High Yield Bond Fund**	Institutional Shares	1,230,000	21,808	—	1,251,808
TSW Large Cap Value Fund***	Institutional Shares	277,369	336,468	(159,367)	454,470

*	For the period from December 21, 2021, commencement of operations, to March 31, 2022.
**	For the period from October 26, 2021, commencement of operations, to March 31, 2022.
***	For the period from November 1, 2021 to March 31, 2022.

Transactions in dollars for fund shares for the year ended September 30, 2021, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets

JOHCM Credit Income Fund	Advisor Shares	$10,009	$161	$(10)	$10,160
JOHCM Credit Income Fund	Institutional Shares	—	144,384	(10,000)	134,384
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	11,346,933	583,877	(19,398,816)	(7,468,006)
JOHCM Emerging Markets Opportunities Fund	Investor Shares	7,276,833	169,599	(14,471,289)	(7,024,857)
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	245,052,553	6,294,356	(147,030,549)	104,316,360
JOHCM Emerging Markets Small Mid Cap Equity Fund	Advisor Shares	2,350,298	48,955	(6,805,447)	(4,406,194)
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional Shares	2,498,407	133,054	(10,318,892)	(7,687,431)
JOHCM Global Income Builder Fund	Advisor Shares	75,195	223,080	(252,832)	45,443
JOHCM Global Income Builder Fund	Investor Shares	29,899	2,518	(62,893)	(30,476)
JOHCM Global Income Builder Fund	Institutional Shares	11,176,286	1,820,345	(7,894,933)	5,101,698
JOHCM Global Select Fund	Advisor Shares	5,687,570	2,248,961	(7,201,901)	734,630
JOHCM Global Select Fund	Institutional Shares	28,533,160	21,990,488	(53,848,553)	(3,324,905)
JOHCM International Opportunities Fund	Institutional Shares	104,634	70,716	(24,122)	151,228
JOHCM International Select Fund	Investor Shares	124,252,054	17,935,746	(67,309,309)	74,878,491
JOHCM International Select Fund	Institutional Shares	2,936,315,988	190,985,805	(1,742,545,811)	1,384,755,982
Regnan Global Equity Impact Solutions*	Institutional Shares	2,025,005	—	—	2,025,005
TSW Large Cap Value Fund**	Institutional Shares	1,350,906	1,668,777	(5,223,838)	(2,204,155)

*	For the period from August 23, 2021, commencement of operations, to September 30, 2021
**	For the TSW Predecessor Fund’s prior fiscal year ended October 31, 2021. Payments for Shares Redeemed is net of redemption fees of $489.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Transactions in shares of fund shares for the year ended September 30, 2021, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares

JOHCM Credit Income Fund	Advisor Shares	993	16	(1)	1,008
JOHCM Credit Income Fund	Institutional Shares	—	14,255	(990)	13,265
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	880,244	47,393	(1,537,226)	(609,589)
JOHCM Emerging Markets Opportunities Fund	Investor Shares	572,921	13,766	(1,130,536)	(543,849)
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	18,609,679	509,664	(11,273,794)	7,845,549
JOHCM Emerging Markets Small Mid Cap Equity Fund	Advisor Shares	145,454	3,234	(391,679)	(242,991)
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional Shares	146,737	8,782	(581,633)	(426,114)
JOHCM Global Income Builder Fund	Advisor Shares	6,723	20,493	(24,090)	3,126
JOHCM Global Income Builder Fund	Investor Shares	2,856	233	(5,775)	(2,686)
JOHCM Global Income Builder Fund	Institutional Shares	1,002,710	167,097	(741,423)	428,384
JOHCM Global Select Fund	Advisor Shares	285,151	121,829	(351,752)	55,228
JOHCM Global Select Fund	Institutional Shares	1,440,998	1,188,675	(2,656,545)	(26,872)
JOHCM International Opportunities Fund	Institutional Shares	8,859	6,060	(2,018)	12,901
JOHCM International Select Fund	Investor Shares	3,995,758	609,023	(2,221,380)	2,383,401
JOHCM International Select Fund	Institutional Shares	95,831,511	6,496,116	(57,258,676)	45,068,951
Regnan Global Equity Impact Solutions*	Institutional Shares	202,493	—	—	202,493
TSW Large Cap Value Fund**	Institutional Shares	96,540	130,958	(368,264)	(140,766)

*	For the period from August 23, 2021, commencement of operations, to September 30, 2021
**	For the TSW Predecessor Fund’s prior fiscal year ended October 31, 2021.

Transactions in dollars for the TSW Predecessor Fund shares for the year ended October 31, 2020, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed*	Net Increase (Decrease) in Net Assets
TSW Large Cap Value Fund	Institutional Shares	$672,549	$1,519,177	$(4,512,744)	$(2,321,018)

*	Net of redemption fees of $2,163.

Transactions in shares of the TSW Predecessor Fund for the year ended October 31, 2020, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
TSW Large Cap Value Fund	Institutional Shares	58,916	123,652	(390,465)	(207,897)

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

H.	Concentration of Ownership

A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.

In addition, as of March 31, 2022, JOHCM or JOHCM affiliates held outstanding shares of the Funds as follows:

Fund	Class	% Ownership

JOHCM Credit Income Fund	Advisor Shares	100.0
JOHCM Credit Income Fund	Institutional Shares	100.0
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional Shares	73.4
JOHCM Global Income Builder Fund	Advisor Shares	81.5
JOHCM Global Income Builder Fund	Institutional Shares	31.1
JOHCM International Opportunities Fund	Institutional Shares	100.0
Regnan Global Equity Impact Solutions	Institutional Shares	15.7
TSW Emerging Markets Fund	Institutional Shares	100.0
TSW High Yield Bond Fund	Institutional Shares	100.0

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

A.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2021 and held for the entire period through March 31, 2022.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on a Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Actual Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid* 10/1/21-3/31/22

JOHCM Credit Income Fund	Advisor Shares	0.68%	$1,000.00	$958.40	$3.32
JOHCM Credit Income Fund	Institutional Shares	0.58%	1,000.00	958.00	2.83
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	1.08%	1,000.00	941.60	5.23
JOHCM Emerging Markets Opportunities Fund	Investor Shares	1.23%	1,000.00	940.60	5.95
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	1.03%	1,000.00	941.90	4.99
JOHCM Emerging Markets Small Mid Cap Equity Fund	Advisor Shares	1.59%	1,000.00	973.60	7.82
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional Shares	1.49%	1,000.00	974.10	7.33
JOHCM Global Income Builder Fund	Advisor Shares	0.82%	1,000.00	1,001.50	4.09
JOHCM Global Income Builder Fund	Investor Shares	0.97%	1,000.00	1,000.30	4.84
JOHCM Global Income Builder Fund	Institutional Shares	0.72%	1,000.00	1,002.00	3.59
JOHCM Global Select Fund	Advisor Shares	1.05%	1,000.00	949.90	5.10
JOHCM Global Select Fund	Institutional Shares	0.98%	1,000.00	950.60	4.77
JOHCM International Opportunities Fund	Institutional Shares	0.89%	1,000.00	971.30	4.37
JOHCM International Select Fund	Investor Shares	1.19%	1,000.00	910.40	5.67
JOHCM International Select Fund	Institutional Shares	0.98%	1,000.00	911.20	4.67
Regnan Global Equity Impact Solutions	Institutional Shares	0.89%	1,000.00	887.20	4.19
TSW Emerging Markets Fund	Institutional Shares	0.99%	1,000.00	940.00	2.63
TSW High Yield Bond Fund	Institutional Shares	0.65%	1,000.00	971.90	2.74
TSW Large Cap Value Fund	Institutional Shares	0.83%	1,000.00	1,084.30	3.58

*

Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (182 days, except for TSW Emerging Markets Fund, TSW High Yield Bond Fund and TSW Large Cap Value Fund which was 100, 156 and 151 days, respectively) and divided by the number of days in the current year (365).

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

Hypothetical Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid* 10/1/21-3/31/22

JOHCM Credit Income Fund	Advisor Shares	0.68%	$1,000.00	$1,021.54	$3.43
JOHCM Credit Income Fund	Institutional Shares	0.58%	1,000.00	1,022.04	2.92
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	1.08%	1,000.00	1,019.55	5.44
JOHCM Emerging Markets Opportunities Fund	Investor Shares	1.23%	1,000.00	1,018.80	6.19
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	1.03%	1,000.00	1,019.80	5.19
JOHCM Emerging Markets Small Mid Cap Equity Fund	Advisor Shares	1.59%	1,000.00	1,017.00	8.00
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional Shares	1.49%	1,000.00	1,017.50	7.49
JOHCM Global Income Builder Fund	Advisor Shares	0.82%	1,000.00	1,020.84	4.13
JOHCM Global Income Builder Fund	Investor Shares	0.97%	1,000.00	1,020.09	4.89
JOHCM Global Income Builder Fund	Institutional Shares	0.72%	1,000.00	1,021.34	3.63
JOHCM Global Select Fund	Advisor Shares	1.05%	1,000.00	1,019.70	5.29
JOHCM Global Select Fund	Institutional Shares	0.98%	1,000.00	1,020.04	4.94
JOHCM International Opportunities Fund	Institutional Shares	0.89%	1,000.00	1,020.49	4.48
JOHCM International Select Fund	Investor Shares	1.19%	1,000.00	1,019.00	5.99
JOHCM International Select Fund	Institutional Shares	0.98%	1,000.00	1,020.04	4.94
Regnan Global Equity Impact Solutions	Institutional Shares	0.89%	1,000.00	1,020.49	4.48
TSW Emerging Markets Fund	Institutional Shares	0.99%	1,000.00	1,020.00	4.99
TSW High Yield Bond Fund	Institutional Shares	0.65%	1,000.00	1,021.69	3.28
TSW Large Cap Value Fund	Institutional Shares	0.83%	1,000.00	1,020.79	4.18

*

Hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (182 days) and divided by the number of days in the current year (365).

B.	Board Annual Approval of Investment Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that the investment advisory agreement between an investment adviser and a mutual fund be approved by the vote of a majority of the board of trustees, including a majority of the trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), cast in-person at a meeting called for the purpose of voting on such approval. It is the duty of a board to request and evaluate, and the duty of the investment adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the investment advisory agreement. At a meeting held on December 20 & 21, 2021 (the “December Board Meeting”), the Board of Trustees (the “Board”) of JOHCM Funds Trust (the “Trust”) formally considered and approved the investment advisory agreement between the Trust, on behalf of the JOHCM Credit Income Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM Global Income Builder Fund, the JOHCM Global Select Fund, the JOHCM International Opportunities Fund, and the JOHCM International Select Fund (collectively, the “Funds”), and JOHCM (USA) Inc. (the “Investment Adviser”) (the “Investment Advisory Agreement”) and approved the continuation of the Investment Advisory Agreement through the end of 2022.

Prior to and at the December Board Meeting, the Board requested, and the Investment Adviser provided, both written and oral reports containing information and data relating to the consideration of: (i) the nature, extent, and quality of the services provided by the Investment Adviser to the Funds; (ii) the investment performance of the Funds, including the performance of each Fund’s predecessor fund which was reorganized into its corresponding Trust Fund effective July 19, 2021; (iii) the costs of the services provided and the profits realized by the Investment Adviser from its relationship with the Funds; (iv) the extent to which economies of scale are expected to be realized as the Funds grow; and (v) whether the proposed fee levels would reflect such economies of scale to the benefit of the Funds’ potential shareholders. The Board also received and reviewed a memorandum from counsel to the Independent Trustees regarding the Board’s responsibilities in evaluating the Investment Advisory Agreement.

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

The Board examined the nature, extent, and quality of services to be provided to each Fund by the Investment Adviser. The Board noted that the Investment Adviser is a wholly-owned subsidiary of Pendal USA Inc., which in turn is a wholly-owned subsidiary of Pendal Group Limited. The Board considered the terms of the Investment Advisory Agreement, information and reports provided by the Investment Adviser on its personnel and operations, and the Investment Adviser’s experience with the investment strategy and risks of each Fund. The Board reviewed the Investment Adviser’s investment philosophy and portfolio construction processes and the Investment Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Investment Adviser, there had been no material compliance issues or concerns raised or encountered since the last approval of the Investment Advisory Agreement and that there had been no material compliance issues in the past two years with respect to the Funds. The Board then considered key risks associated with the Funds and ways in which those risks were expected to be mitigated. The Board expressed satisfaction with the quality, extent, and nature of the services provided by the Investment Adviser.

In considering the investment performance and expenses of the Funds, the Board reviewed a report prepared by an independent service provider, Broadridge Financial Solutions (the “Broadridge Report”). The Board met with representatives of Broadridge Financial Solutions prior to the December Board Meeting to review the Broadridge Report. The Broadridge Report consisted of comparisons of each Fund versus each of the following: (i) funds with the same Morningstar investment category (the “Performance Universe”), (ii) a group of funds refined by load type (the “Expense Universe”), (iii) a group of funds based on six Broadridge-selected factors (the “Expense Group”), and (iv) benchmarks for the Funds. The Board noted that a higher ranking amongst a Fund’s Expense Group, Expense Universe, and Performance Universe was more favorable than a lower ranking.

The Board noted, that regarding the JOHCM Credit Income Fund’s advisory fee, the Fund ranked one out of 10 among the Fund’s Expense Group and one out of 101 among the Fund’s Expense Universe. The Board further noted that the Fund’s advisory fee, after fee waivers and expense reimbursements, was 0.00% compared to a median advisory fee of 0.097% for the Expense Group and 0.495% for the Expense Universe. The Board next considered the Fund’s total expenses and noted that the Fund ranked three out of 10 among the Fund’s Expense Group and 27 out of 101 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.588% compared to a median total expense of 0.704% for the Expense Group and 0.640% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 231 out of 335 among the Fund’s Performance Universe over the one-year period ended October 31, 2021. The Fund’s returns were 5.10% compared to a median return of the Performance Universe of 6.13% over the one-year period ended October 31, 2021.

With respect to the JOHCM Emerging Markets Opportunities Fund, the Board noted that the Fund’s advisory fee ranked four out of seven among the Fund’s Expense Group and 178 out of 262 among the Fund’s Expense Universe. The Board further noted that the Fund’s advisory fee, after fee waivers and expense reimbursements, was 0.92% compared to a median advisory fee of 0.92% for the Expense Group and 0.778% for the Expense Universe. The Board next considered the Fund’s total expenses and noted that the Fund ranked two out of seven among the Fund’s Expense Group and 112 out of 262 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 1.021% compared to a median total expense of 1.107% for the Expense Group and 1.08% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 397 out of 772, 575 out of 694, and 353 out of 593 among the Fund’s Performance Universe over the one-, three-, and five-year periods ended October 31, 2021, respectively. The Fund’s returns were 18.27%, 10.28%, and 8.64% compared to a median return of the Performance Universe of 18.47%, 13.025%, and 9.02% over the one-, three-, and five-year periods ended October 31, 2021, respectively.

Turning to the JOHCM Emerging Markets Small Mid Cap Equity Fund, the Board noted that the Fund’s advisory fee ranked four out of six among the Fund’s Expense Group and 235 out of 262 among the Fund’s Expense Universe. The Board further noted that the Fund’s advisory fee, after fee waivers and expense reimbursements, was 1.056% compared to a median advisory fee of 0.99% for the Expense Group and 0.778% for the Expense Universe. The Board next considered the Fund’s total expenses and noted that the Fund ranked five out of six amongst the Fund’s Expense Group and 251 out of 262 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 1.532% compared to a median total expense of 1.476% for the Expense Group and 1.08% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 37 out of 772, 50 out of 694, and 77 out of 593 among the Fund’s Performance Universe over the one-, three-, and five-year periods ended October 31, 2021, respectively. The Fund’s returns were 38.66%, 20.68%, and 13.04% compared to a median return of the Performance Universe of 18.47%, 13.025%, and 9.02% over the one-, three-, and five-year periods ended October 31, 2021, respectively.

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

The Board noted that regarding the JOHCM Global Income Builder Fund’s advisory fee, the Fund ranked three out of eight among the Fund’s Expense Group and 32 out of 86 among the Fund’s Expense Universe. The Board further noted that the Fund’s advisory fee, after fee waivers and expense reimbursements, was 0.533% compared to a median advisory fee of 0.624% for the Expense Group and 0.628% for the Expense Universe. The Board next considered the Fund’s total expenses and noted that the Fund ranked three out of eight among the Fund’s Expense Group and 24 out of 86 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.728% compared to a median total expense of 0.758% for the Expense Group and 0.831% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 224 out of 425 and 185 out of 400 amongst the Fund’s Performance Universe over the one- and three-year periods ended October 31, 2021, respectively. The Fund’s returns were 23.29% and 10.60% compared to a median return of the Performance Universe of 23.95% and 10.45% over the one- and three-year periods ended October 31, 2021, respectively.

With respect to the JOHCM Global Select Fund, the Board noted that the Fund’s advisory fee ranked eight out of 10 among the Fund’s Expense Group and 107 out of 111 among the Fund’s Expense Universe. The Board further noted that the Fund’s advisory fee, after fee waivers and expense reimbursements, was 0.917% compared to a median advisory fee of 0.86% for the Expense Group and 0.64% for the Expense Universe. The Board next considered the Fund’s total expenses and noted that the Fund ranked seven out of 10 among the Fund’s Expense Group and 75 out of 111 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.968% compared to a median total expense of 0.956% for the Expense Group and 0.90% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 6 out of 342, 123 out of 295, and 168 out of 253 among the Fund’s Performance Universe over the one-, three-, and five-year periods ended October 31, 2021, respectively. The Fund’s returns were 43.74%, 23.56%, and 17.32% compared to a median return of the Performance Universe of 36.655%, 22.92%, and 18.75% over the one-, three-, and five-year periods ended October 31, 2021, respectively.

The Board noted that regarding the JOHCM International Opportunities Fund’s advisory fee, the Fund ranked one out of seven among the Fund’s Expense Group and 1 out of 212 among the Fund’s Expense Universe. The Board further noted that the Fund’s advisory fee, after fee waivers and expense reimbursements, was 0.00% compared to a median advisory fee of 0.82% for the Expense Group and 0.668% for the Expense Universe. The Board next considered the Fund’s total expenses and noted that the Fund ranked two out of seven among the Fund’s Expense Group and 126 out of 212 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.887% compared to a median total expense of 1.075% for the Expense Group and 0.848% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 682 out of 736, 616 out of 670, and 518 out of 582 among the Fund’s Performance Universe over the one-, three-, and five-year periods ended October 31, 2021, respectively. The Fund’s returns were 23.21%, 8.64%, and 7.45% compared to a median return of the Performance Universe of 32.235%, 12.035%, and 9.71% over the one-, three-, and five-year periods ended October 31, 2021, respectively.

With respect to the JOHCM International Select Fund, the Board noted that the Fund’s advisory fee ranked eight out of nine among the Fund’s Expense Group and 147 out of 153 among the Fund’s Expense Universe. The Board further noted that the Fund’s advisory fee, after fee waivers and expense reimbursements, was 0.916% compared to a median advisory fee of 0.837% for the Expense Group and 0.646% for the Expense Universe. The Board next considered the Fund’s total expenses and noted that the Fund ranked five out of nine among the Fund’s Expense Group and 120 out of 153 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.963% compared to a median total expense of 0.963% for the Expense Group and 0.842% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 318 out of 432, 266 out of 370, 211 out of 316, and 29 out of 218 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2021, respectively. The Fund’s returns were 24.55%, 16.27%, 12.53%, and 11.52% compared to a median return of the Performance Universe of 27.345%, 17.555%, 13.155%, and 9.47% over the one-, three-, five-, and ten-year periods ended October 31, 2021, respectively.

In considering the economies of scale for the JOHCM Funds, the Board considered the marketing and distribution plans, capacity, and breakeven points for each of the JOHCM Funds. The Board also considered a proposal from the Adviser to lower the management fee for the International Select Fund from 0.89% per annum to 0.87% per annum for assets under management in excess of $15 billion effective January 28, 2022. The Board noted that the International Select Fund’s assets under management as of September 30, 2021 was

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

$13.07 billion. The Board reviewed the management fee paid by the International Select Fund and the total operating expenses of the International Select Fund. After considering the information provided by the Adviser, the Board concluded that lowering the management fee from 0.89% per annum to 0.87% per annum for assets under management in excess of $15 billion effective January 28, 2022 was reasonable.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee assigned different weights to various factors considered.

C.	Board Approval of Investment Subadvisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that the investment advisory agreement between an investment adviser and a mutual fund and the investment subadvisory agreement between an investment adviser and investment subadviser be approved by the vote of a majority of the board of trustees, including a majority of the trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), cast in-person at a meeting called for the purpose of voting on such approval. It is the duty of a board to request and evaluate and the duty of the investment adviser and the investment subadviser to furnish such information as may reasonably be necessary to evaluate the terms of the investment advisory agreement and investment subadvisory agreement (together, the “Agreements”). At a meeting held on September 24, 2021 (the “September Board Meeting”), the Board of Trustees (the “Board”) of JOHCM Funds Trust (the “Trust”) formally considered and approved (i) the investment advisory agreement between the Trust, on behalf of the TSW Large Cap Value Fund, the TSW High Yield Bond Fund, and the TSW Emerging Markets Fund (each a “Fund”; collectively, the “Funds”), and JOHCM (USA) Inc. (the “Investment Adviser”) and (ii) the investment subadvisory agreement between Thompson, Siegel & Walmsley LLC (the “Investment Subadviser”) and the Investment Adviser with respect to the Funds.

Prior to and at the September Board Meeting, the Board requested and the Investment Adviser and the Investment Subadviser provided both written and oral reports containing information and data relating to the consideration of: (1) the nature and quality of services to be furnished to the Funds, the Investment Adviser’s and Investment Subadviser’s cost in providing the services and possible economies of scale as the Funds grow larger, and whether and how those benefits of scale may be shared with the Funds; (2) the shareholders’ interests in having a financially strong Investment Adviser and Investment Subadviser capable of competing with other investment advisers and financial institutions in terms of attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of administering a developing and expanding investment advisory and administrative business; (3) the risks assumed by the Investment Adviser and Investment Subadviser in complying with investment restrictions and applicable securities and tax laws, and its possible substantial liabilities to the Funds for failure to comply; (4) the volatility of the financial markets and thus of investment management fee income; (5) comparative expense ratios and management fees of comparable funds; (6) fall-out financial benefits to the Investment Adviser, Investment Subadviser and their affiliates, if any; and (7) the profitability of the Investment Adviser, Investment Subadviser and their affiliates from providing services to the Funds. The Board also received and reviewed a memorandum from counsel to the Independent Trustees regarding the Board’s responsibilities in evaluating the Agreements.

The Board examined the nature, extent, and quality of services to be provided to the Funds by the Investment Adviser and the Investment Subadviser. The Board considered the investment process and investment strategy of each of the Funds and the coordinated services that would be provided to the Funds by the Investment Adviser and the Investment Subadviser. The Board reviewed, among other things, the investment philosophy and portfolio construction process employed for the Funds and the Investment Adviser’s and the Investment Subadviser’s compliance programs, conflicts of interest, business continuity program, and information security practices. Taking into account the personnel anticipated to be involved in servicing the Funds as well as the anticipated services to be provided by the Investment Adviser and the Investment Subadviser, the Board expressed satisfaction with the quality, extent, and nature of the services expected from the Investment Adviser and the Investment Subadviser.

The Board noted that, because the TSW High Yield Bond Fund and the TSW Emerging Markets Fund were not yet in operation, each had no performance history. The Board noted, however, that the personnel that would be involved in managing the TSW High Yield Bond Fund and the TSW Emerging Markets Fund each managed a separate account that utilized a substantially similar investment strategy to those proposed for the TSW High Yield Bond Fund and the TSW Emerging Markets Fund, respectively.

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

The Board next considered the investment performance of the TS&W Equity Portfolio, as the proposed predecessor fund to the TSW Large Cap Value Fund following the anticipated reorganization of the TS&W Equity Portfolio, a series of The Advisers’ Inner Circle Fund (“AIC”), with and into the TSW Large Cap Value Fund of the Trust (the “TSW Reorganization”), and the overall performance of its portfolio managers. The Board reviewed the TS&W Equity Portfolio’s performance in comparison to various self-identified peer funds identified by the Investment Adviser and the Investment Subadviser over various time periods.

The Board noted that the Investment Adviser would receive an advisory fee of 0.58%, 0.80%, and 0.50% of the average daily net assets of the TSW Large Cap Value Fund, the TSW Emerging Markets Fund, and the TSW High Yield Bond Fund, respectively, and that the Investment Subadviser would receive a subadvisory fee, to be paid by the Investment Adviser out of its advisory fee, of 0.43%, 0.65%, and 0.35% of the average daily net assets of the TSW Large Cap Value Fund, the TSW Emerging Markets Fund, and the TSW High Yield Bond Fund, respectively. The Board further noted that, under a proposed Expense Limitation Agreement, the Investment Adviser would contractually agree to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) of Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares of: the TSW Large CapValue Fund to 0.73%, 0.83%, 0.98%, and 0.73%, respectively; the TSW Emerging Markets Fund to 0.99%, 1.09%, 1.24%, and 0.99%, respectively; and the TSW High Yield Bond Fund to 0.65%, 0.75%, 0.90%, and 0.65%, respectively through January 28, 2023.

The Board also reviewed comparative data from the Investment Adviser and the Investment Subadviser on the advisory fees received for the separate accounts that utilize a substantially similar investment strategy to that proposed for the TSW High Yield Bond Fund and the TSW Emerging Markets Fund and the advisory fees for the TS&W Equity Portfolio, as the proposed predecessor fund to the TSW Large Cap Value Fund. After considering the comparative data provided by the Investment Adviser and the Investment Subadviser the Board concluded that the proposed investment advisory fees, subadvisory fees, and expense ratios after waiver or reimbursement were reasonable.

In considering the anticipated economies of scale for the Funds, the Board considered the proposed seed capital for the TSW High Yield Bond Fund and TSW Emerging Markets Fund and the anticipated approximate assets of the TSW Large Cap Value Fund as of the closing of the TSW Reorganization. The Board also noted the proposed marketing and distribution plans for the Funds, each Funds respective capacity, and each Funds respective anticipated breakeven point.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and the Board noted that each Trustee may have assigned different weights to various factors considered.

D.	Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 (the “Rule”) under the 1940 Act. Pursuant to the Rule, each Fund has adopted a liquidity risk management program (the “LRMP”) that, among other things, provides for (i) the assessment, management, and review of liquidity risk, (ii) the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, (iii) the establishment of a highly liquid investment minimum where required, and (iv) the establishment of a 15% limitation on illiquid investments. Additionally, the SEC adopted Rule 30b1-10 under the 1940 Act, which generally requires funds to notify the SEC when certain liquidity-related events occur.

The Board of the Trust appointed the Adviser as the administrator for each Fund’s LRMP. Pursuant to the LRMP, the Adviser manages liquidity risks associated with the Funds’ investments by monitoring cash and cash equivalents and the concentration of investments, and by classifying the portfolio holdings of each Fund as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of the Funds’ investments, the Adviser utilizes a third-party provider of liquidity monitoring services.

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

At the Board’s regular meeting on April 1, 2022, the Trust’s Chief Compliance Officer provided a report to the Board on the operation and effectiveness of the LRMP for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”), noting that the Funds’ LRMP was adequate and operated effectively during the Reporting Period. No significant liquidity events impacting the Funds were noted in the reports, and there were no material changes to the LRMP during the Reporting Period.

E.	Other Information

Investors may obtain, without charge, a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766, or by calling the Fund at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30 is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the The SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC website at www.sec.gov.

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Investment Adviser

JOHCM (USA) Inc.

53 State Street, 13th Floor

Boston, Massachusetts 02109

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199

Distributor

JOHCM Funds Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

JFT 03/22

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHCM Funds Trust

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Weitz
Jonathan Weitz
President and Principal Executive Officer

Date:	June 3, 2022

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2022